As filed with the Securities and Exchange Commission on November 29, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08846

Tributary Funds, Inc.

Tributary Capital Management, LLC
1620 Dodge Street
Omaha, Nebraska 68197

Karen Shaw
Atlantic Fund Services, LLC
Three Canal Plaza, Suite 600
Portland, ME 04101

Registrant's telephone number, including area code: (800) 662-4203

Date of fiscal year end: March 31

Date of reporting period: April 1, 2016 – September 30, 2016

ITEM 1. REPORT TO STOCKHOLDERS.

TRIBUTARY FUNDS

Tributary Funds®

Semi-Annual Report

September 30, 2016

Tributary Short-Intermediate Bond Fund
Institutional Class: FOSIX
Institutional Plus Class: FOSPX

Tributary Income Fund
Institutional Class: FOINX
Institutional Plus Class: FOIPX

Tributary Nebraska Tax-Free Fund
Institutional Plus Class: FONPX

Tributary Balanced Fund
Institutional Class: FOBAX
Institutional Plus Class: FOBPX

Tributary Growth Opportunities Fund
Institutional Class: FOGRX
Institutional Plus Class: FOGPX

Tributary Small Company Fund
Institutional Class: FOSCX
Institutional Plus Class: FOSBX

Notice to Investors

Shares of Tributary Funds:

• ARE NOT FDIC INSURED • MAY LOSE VALUE • HAVE NO BANK GUARANTEE

Investors should carefully consider the investment objectives, risks, charges and expenses of the Tributary Funds. Mutual funds involve risk including loss of principal. This and other important information about the Tributary Funds is contained in the prospectus, which can be obtained by calling 1-800-662-4203 or by visiting www.tributaryfunds.com. The prospectus should be read carefully before investing. The Tributary Funds are distributed by Northern Lights Distributors, LLC member FINRA. Northern Lights and the Tributary Funds' investment adviser are not affiliated.

PORTFOLIO COMPOSITION*
September 30, 2016 (Unaudited)

Short-Intermediate Bond Fund	Percentage of Total Investments
Corporate Bonds	33.0%
U.S. Treasury Securities	21.0%
Asset Backed Securities	15.0%
Non-Agency Residential Mortgage Backed Securities	14.3%
Non-Agency Commercial Mortgage Backed Securities	11.3%
U.S. Government Mortgage Backed Securities	2.9%
Short-Term Investments	1.5%
Municipals	0.7%
Preferred Stocks	0.3%
100.0%

Income Fund	Percentage of Total Investments
Corporate Bonds	27.3%
U.S. Government Mortgage Backed Securities	23.8%
U.S. Treasury Securities	17.5%
Non-Agency Residential Mortgage Backed Securities	10.2%
Asset Backed Securities	8.3%
Non-Agency Commercial Mortgage Backed Securities	7.9%
Short-Term Investments	2.2%
Municipals	1.7%
Investment Company	0.6%
Exchange Traded Fund	0.3%
Preferred Stocks	0.2%
100.0%

Nebraska Tax-Free Fund	Percentage of Total Investments
Municipals	95.3%
Short-Term Investments	4.7%
100.0%
Balanced Fund	Percentage of Total Investments
Information Technology	16.0%
U.S. Treasury Securities	15.5%
Financials	12.2%
Health Care	10.0%
Consumer Discretionary	10.0%
Industrials	7.7%
Consumer Staples	5.5%
Energy	4.8%
Municipals	2.9%
Non-Agency Commercial Mortgage Backed Securities	2.6%
Asset Backed Securities	2.1%
Utilities	1.9%
Telecommunication Services	1.9%
Materials	1.9%
Real Estate	1.8%
Non-Agency Residential Mortgage Backed Securities	1.5%
Short-Term Investments	1.1%
U.S. Government Mortgage Backed Securities	0.6%
100.0%

Growth Opportunities Fund	Percentage of Total Investments
Consumer Discretionary	21.7%
Information Technology	20.6%
Health Care	18.0%
Industrials	12.3%
Consumer Staples	9.0%
Financials	5.8%
Real Estate	4.3%
Materials	3.8%
Utilities	0.9%
Energy	0.9%
Short-Term Investments	2.7%
100.0%

Small Company Fund	Percentage of Total Investments
Information Technology	18.3%
Financials	17.1%
Industrials	16.1%
Consumer Discretionary	12.3%
Health Care	11.7%
Materials	6.0%
Real Estate	4.6%
Energy	4.1%
Consumer Staples	3.6%
Utilities	1.9%
Short-Term Investments	4.3%
100.0%

*Portfolio composition is as of September 30, 2016 and is subject to change.

1

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2016 (Unaudited)

SHORT-INTERMEDIATE BOND FUND
Principal Amount	Security Description	Value
Non-U.S. Government Agency Asset-Backed Securities - 40.4%
Asset Backed Securities - 14.9%
$725,000	Ally Auto Receivables Trust, 1.53%, 04/15/19	$728,724
865,000	American Express Credit Account Master Trust, 0.89%, 12/15/21 (a)	868,364
855,000	AmeriCredit Automobile Receivables Trust, 1.92%, 11/08/19	858,513
873,892	Ascentium Equipment Receivables, LLC, 1.61%, 10/13/20 (b)	876,058
1,185,000	BA Credit Card Trust, 1.36%, 09/15/20	1,189,729
720,000	Cabela's Credit Card Master Note Trust, 1.45%, 06/15/20 (b)	721,571
1,215,000	Cabela's Credit Card Master Note Trust, 2.17%, 08/16/21 (b)	1,228,667
916,000	Capital One Multi-Asset Execution Trust, 1.48%, 07/15/20	920,001
965,000	Chase Issuance Trust, 1.15%, 01/15/19	965,579
1,325,000	Chrysler Capital Auto Receivables Trust, 1.47%, 04/15/19 (b)	1,328,025
1,124,000	Citibank Credit Card Issuance Trust, 5.65%, 09/20/19	1,173,463
925,000	Cornerstone CLO, Ltd., 1.18%, 07/15/21 (a)(b)	917,451
640,000	Eaton Vance CLO, Ltd., 2.13%, 07/15/26 (a)(b)	639,571
544,252	Ford Credit Auto Owner Trust, 1.27%, 12/15/17	544,243
1,095,000	Ford Credit Floorplan Master Owner Trust, 3.50%, 01/15/19	1,101,334
700,000	Honda Auto Receivables Owner Trust, 1.18%, 05/18/20	700,948
905,000	Magnetite IX, Ltd., 2.13%, 07/25/26 (a)(b)	905,451
113,767	OneMain Financial Issuance Trust, 2.43%, 06/18/24 (b)	113,864
686,440	Preferred Term Securities XI Ltd / Preferred Term Securities XI, Inc., 1.51%, 09/24/33 (a)(b)	564,597
742,285	Preferred Term Securities XII, Ltd./Preferred Term Securities XII, Inc., 1.56%, 12/24/33 (a)(b)	634,654
612,170	Preferred Term Securities XIV, Ltd. / Preferred Term Securities XIV, Inc., 1.34%, 06/24/34 (a)(b)	480,553
645,637	Preferred Term Securities XXIV, Ltd./Preferred Term Securities XXIV, Inc., 1.15%, 03/22/37 (a)(b)	448,718
640,000	Santander Drive Auto Receivables Trust, 1.97%, 11/15/19	642,115
850,000	Verizon Owner Trust, 1.42%, 01/20/21 (b)	851,923
Principal Amount	Security Description	Value
$645,000	Voya CLO, Ltd., 2.13%, 01/18/26 (a)(b)	$644,085
		20,048,201
Non-Agency Commercial Mortgage Backed Securities - 11.2%
228,747	7 WTC Depositor LLC Trust REMIC, 4.08%, 03/13/31 (b)	230,890
1,079,768	Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.69%, 06/11/50 (a)	1,109,413
2,608,427	Citigroup Commercial Mortgage Trust REMIC, 2.31%, 09/10/45 (a)(b)	179,618
1,047,925	Citigroup Commercial Mortgage Trust REMIC, 5.81%, 06/14/50 (a)(b)	1,056,986
1,822,228	COMM Mortgage Trust Interest Only REMIC, 1.62%, 03/10/46 (a)	76,146
54,255	DBUBS Mortgage Trust Interest Only REMIC, 0.53%, 08/10/44 (a)(b)	693
540,000	FREMF Mortgage Trust REMIC, 4.30%, 09/25/44 (a)(b)	561,710
735,000	FREMF Mortgage Trust REMIC, 2.72%, 03/25/45 (a)(b)	736,377
4,638,074	GS Mortgage Securities Trust REMIC, 1.54%, 08/10/44 (a)(b)	245,633
1,135,000	JP Morgan Chase Commercial Mortgage Securities Trust REMIC, 1.77%, 01/15/32 (a)(b)	1,134,052
980,000	JP Morgan Chase Commercial Mortgage Securities Trust REMIC, 2.67%, 01/15/46	1,000,677
552,772	JP Morgan Chase Commercial Mortgage Securities Trust REMIC, 4.11%, 07/15/46 (b)	574,455
1,060,000	JPMBB Commercial Mortgage Securities Trust REMIC, 2.42%, 07/15/45	1,075,902
321,432	JPMBB Commercial Mortgage Securities Trust REMIC, 1.25%, 02/15/47	321,236
1,129,951	LSTAR Commercial Mortgage Trust REMIC, 1.82%, 03/10/49 (a)(b)	1,128,741
1,400,854	Morgan Stanley Bank of America Merrill Lynch Trust Interest Only REMIC, 1.19%, 12/15/48 (a)	71,780
467,000	Wells Fargo Commercial Mortgage Trust REMIC, 2.53%, 10/15/45	478,621
1,010,000	Wells Fargo Commercial Mortgage Trust REMIC, 2.97%, 12/15/47	1,052,037
160,719	Wells Fargo-RBS Commercial Mortgage Trust Interest Only REMIC, 0.99%, 02/15/44 (a)(b)	4,482
1,091,126	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 4.00%, 03/15/44 (b)	1,131,352
550,746	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 4.39%, 06/15/44 (b)	573,410

See accompanying Notes to Financial Statements.
2

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2016 (Unaudited)

SHORT-INTERMEDIATE BOND FUND
Principal Amount	Security Description	Value
$210,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.70%, 03/15/45	$215,465
297,040	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.19%, 04/15/45	297,622
203,932	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 1.12%, 03/15/46	203,386
1,200,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 3.65%, 12/15/46	1,271,984
340,911	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 1.23%, 03/15/47	340,292
		15,072,960
Non-Agency Residential Mortgage Backed Securities - 14.3%
723,951	Bayview Commercial Asset Trust REMIC, 1.40%, 12/25/33 (a)(b)	671,445
920,555	Bayview Commercial Asset Trust REMIC, 0.76%, 12/25/36 (a)(b)	793,096
111,015	Bayview Financial Acquisition Trust REMIC, 6.21%, 05/28/37 (c)	115,115
301,991	Bayview Financial Acquisition Trust REMIC, 2.07%, 05/28/44 (a)	295,087
511,102	Citicorp Residential Mortgage Trust REMIC, 5.57%, 07/25/36 (c)	520,700
117,927	Citicorp Residential Mortgage Trust REMIC, 5.57%, 07/25/36 (c)	121,045
620,410	Citicorp Residential Mortgage Trust REMIC, 5.78%, 09/25/36 (c)	636,273
231,992	Citigroup Global Markets Mortgage Securities VII, Inc. REMIC, 6.93%, 08/25/28	236,332
321,903	Citigroup Mortgage Loan Trust REMIC, 4.00%, 01/25/35 (a)(b)	334,224
399,735	Citigroup Mortgage Loan Trust REMIC, 0.68%, 08/25/36 (a)	386,698
54,206	CitiMortgage Alternative Loan Trust REMIC, 5.25%, 03/25/21	54,541
1,111,727	Conseco Finance Corp. REMIC, 3.27%, 04/15/32 (a)	1,099,823
388,193	Conseco Financial Corp., 7.30%, 09/15/26 (a)	394,876
8,460	Countrywide Asset-Backed Certificates REMIC, 0.71%, 07/25/36 (a)	8,453
28,799	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	27,599
196,443	Credit-Based Asset Servicing and Securitization, LLC REMIC, 1.65%, 02/25/33 (a)	186,651
675,138	Credit-Based Asset Servicing and Securitization, LLC REMIC, 6.02%, 12/25/37 (b)(c)	701,797
Principal Amount	Security Description	Value
$416,798	First NLC Trust REMIC, 0.80%, 02/25/36 (a)	$413,883
654,354	Fremont Home Loan Trust REMIC, 1.40%, 11/25/34 (a)	584,031
264,526	Goldman Sachs Alternative Mortgage Products Trust REMIC, 1.18%, 03/25/34 (a)	264,529
12,664	Goldman Sachs Alternative Mortgage Products Trust REMIC, 0.74%, 01/25/36 (a)	12,625
1,200,000	Goldman Sachs Alternative Mortgage Products Trust REMIC, 1.03%, 05/25/36 (a)(b)	1,145,606
957,736	HSBC Home Equity Loan Trust USA, 2.03%, 11/20/36 (a)	958,614
93,387	Irwin Whole Home Equity Loan Trust REMIC, 1.88%, 02/25/29 (a)	91,476
142,263	Irwin Whole Loan Home Equity Trust REMIC, 1.62%, 11/25/28 (a)	139,526
180,404	Irwin Whole Loan Home Equity Trust REMIC, 1.23%, 12/25/29 (a)	177,314
894,291	Irwin Whole Loan Home Equity Trust REMIC, 1.88%, 06/25/34 (a)	862,907
840,000	JP Morgan Mortgage Acquisition Trust REMIC, 0.76%, 07/25/36 (a)	811,628
260,636	Lehman ABS Manufactured Housing Contract Trust REMIC, 4.35%, 04/15/40	265,506
852,404	Long Beach Mortgage Loan Trust REMIC, 1.43%, 10/25/34 (a)	780,677
2,400	Morgan Stanley Home Equity Loan Trust REMIC, 1.23%, 12/25/34 (a)	2,400
290,809	New Residential Mortgage Loan Trust REMIC, 3.75%, 05/28/52 (a)(b)	302,497
136,919	New Residential Mortgage Loan Trust REMIC, 3.75%, 11/25/54 (a)(b)	141,712
383,470	New Residential Mortgage Loan Trust REMIC, 3.75%, 08/25/55 (a)(b)	399,533
162,060	Nomura Asset Acceptance Corp. Alternative Loan Trust REMIC, 6.00%, 03/25/47 (c)	118,495
210,000	NovaStar Mortgage Funding Trust REMIC, 2.25%, 03/25/35 (a)	205,006
744,730	Oakwood Mortgage Investors, Inc. REMIC, 0.90%, 03/15/18 (a)(b)	703,448
477,683	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates REMIC, 1.50%, 10/25/34 (a)	473,211
121,301	Renaissance Home Equity Loan Trust REMIC, 4.88%, 02/25/35 (c)	121,551
260,906	Renaissance Home Equity Loan Trust REMIC, 4.50%, 08/25/35 (c)	260,655
176,912	Residential Accredit Loans, Inc. Trust REMIC, 13.80%, 03/25/18 (a)	184,468

See accompanying Notes to Financial Statements.
3

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2016 (Unaudited)

SHORT-INTERMEDIATE BOND FUND
Principal Amount	Security Description	Value
$53,375	Residential Accredit Loans, Inc. Trust REMIC, 6.00%, 10/25/34	$55,733
107,967	Residential Accredit Loans, Inc. Trust REMIC, 5.50%, 02/25/35	108,264
25,253	Residential Asset Mortgage Products, Inc. Trust REMIC, 4.02%, 03/25/33 (a)	25,301
766,230	Residential Asset Mortgage Products, Inc. Trust REMIC, 1.29%, 06/25/35 (a)	754,986
98,308	Residential Asset Securities Corp. Trust REMIC, 5.96%, 09/25/31 (a)	101,753
79,038	Residential Asset Securities Corp. Trust REMIC, 3.87%, 05/25/33 (a)	80,278
99,143	Residential Asset Securities Corp. Trust REMIC, 4.54%, 12/25/33 (a)	101,408
86,379	Residential Asset Securitization Trust REMIC, 3.75%, 10/25/18	86,156
38,102	Structured Asset Securities Corp. Mortgage Pass-Through Certificates REMIC, 2.18%, 11/25/34 (a)	37,761
496,588	Towd Point Mortgage Trust REMIC, 3.50%, 02/25/55 (a)(b)	511,066
1,066,163	Truman Capital Mortgage Loan Trust REMIC, 0.96%, 03/25/37 (a)(b)	1,047,067
219,678	Vanderbilt Acquisition Loan Trust REMIC, 7.33%, 05/07/32 (a)	231,788
		19,146,614
Total Non-U.S. Government Agency Asset-Backed Securities (Cost $54,215,311)		54,267,775
Corporate Bonds - 32.9%
Consumer Discretionary - 5.7%
540,000	AMC Networks, Inc., 4.75%, 12/15/22	546,750
1,529,000	CBS Corp., 3.38%, 03/01/22	1,609,373
380,000	Hanesbrands, Inc., 4.63%, 05/15/24 (b)	389,975
320,000	Hilton Worldwide Finance, LLC / Hilton Worldwide Finance Corp., 5.63%, 10/15/21	329,600
520,000	Levi Strauss & Co., 5.00%, 05/01/25	542,100
1,260,000	Newell Brands, Inc., 2.05%, 12/01/17	1,268,749
720,000	Newell Brands, Inc., 3.15%, 04/01/21	750,192
445,000	PVH Corp., 4.50%, 12/15/22	463,913
470,000	The Goodyear Tire & Rubber Co., 5.13%, 11/15/23	488,800
1,305,000	Whirlpool Corp., 1.65%, 11/01/17	1,308,950
		7,698,402
Consumer Staples - 3.1%
562,000	Bottling Group, LLC, 5.13%, 01/15/19	609,514
1,475,000	Cargill, Inc., 1.90%, 03/01/17 (b)	1,480,221
665,000	Church & Dwight Co., Inc., 2.45%, 12/15/19	677,711
346,000	Church & Dwight Co., Inc., 2.88%, 10/01/22	356,026
Principal Amount	Security Description	Value
$119,000	Kraft Heinz Foods Co., 4.88%, 02/15/25 (b)	$131,263
395,000	Land O'Lakes Capital Trust I, 7.45%, 03/15/28 (b)	436,475
475,000	PepsiCo., Inc., 1.50%, 02/22/19	478,330
		4,169,540
Energy - 0.9%
114,000	Anadarko Petroleum Corp., 6.38%, 09/15/17	118,848
944,000	ConocoPhillips, 6.65%, 07/15/18	1,026,714
		1,145,562
Financials - 14.0%
910,000	American Express Bank FSB, 0.82%, 06/12/17 (a)	909,506
1,410,000	American Honda Finance Corp., 1.60%, 02/16/18 (b)	1,418,896
1,250,000	Bank of America Corp., MTN, 5.65%, 05/01/18	1,325,917
1,136,000	CBRE Services, Inc., 5.00%, 03/15/23	1,196,653
1,304,000	Chubb INA Holdings, Inc., 2.30%, 11/03/20	1,337,989
1,270,000	Citigroup, Inc., 2.55%, 04/08/19	1,295,450
510,000	Genworth Holdings, Inc., 4.80%, 02/15/24	419,475
1,280,000	JPMorgan Chase & Co., 7.90% (callable at 100 beginning 04/30/18) (a)(d)	1,315,200
1,260,000	KeyCorp, MTN, 2.90%, 09/15/20	1,308,385
1,165,000	Metropolitan Life Global Funding I, 2.30%, 04/10/19 (b)	1,187,483
1,100,000	Morgan Stanley, 4.75%, 03/22/17	1,118,159
1,086,000	Murray Street Investment Trust I, 4.65%, 03/09/17 (c)	1,096,979
1,185,000	Prudential Financial, Inc., MTN, 5.38%, 06/21/20	1,330,299
400,000	Regions Financial Corp., 3.20%, 02/08/21	415,851
425,000	The Goldman Sachs Group, Inc., 2.00%, 04/25/19	427,776
1,160,000	The Hartford Financial Services Group, Inc., 5.50%, 03/30/20	1,293,336
1,290,000	Wells Fargo & Co., Series K, 7.98% (callable at 100 beginning 03/15/18) (a)(d)	1,348,179
		18,745,533
Health Care - 1.0%
1,329,000	Becton Dickinson and Co., 2.68%, 12/15/19	1,372,359
Industrials - 2.3%
1,077,000	Burlington Northern Santa Fe, LLC, 5.75%, 03/15/18	1,147,733
290,000	General Electric Co., MTN, 1.06%, 08/07/18 (a)	290,497

See accompanying Notes to Financial Statements.
4

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2016 (Unaudited)

SHORT-INTERMEDIATE BOND FUND
Principal Amount	Security Description	Value
$310,000	Huntington Ingalls Industries, Inc., 5.00%, 11/15/25 (b)	$327,825
1,285,000	Textron, Inc., 3.65%, 03/01/21	1,357,004
		3,123,059
Information Technology - 2.7%
250,000	Apple, Inc., 1.70%, 02/22/19	252,820
1,000,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 4.42%, 06/15/21 (b)	1,045,191
1,050,000	Oracle Corp., 2.25%, 10/08/19	1,075,872
1,197,000	QUALCOMM, Inc., 2.25%, 05/20/20	1,222,291
		3,596,174
Telecommunication Services - 2.3%
449,000	AT&T, Inc., 2.40%, 03/15/17	451,838
1,293,000	AT&T, Inc., 3.80%, 03/15/22	1,385,031
1,244,000	Verizon Communications, Inc., 2.63%, 02/21/20	1,279,410
		3,116,279
Utilities - 0.9%
1,060,000	PacifiCorp, 5.50%, 01/15/19	1,155,928
Total Corporate Bonds (Cost $43,645,865)		44,122,836
Government & Agency Obligations - 24.5%
GOVERNMENT SECURITIES - 21.6%
Municipals - 0.7%
380,000	City of Omaha, NE Sewer Revenue, Nebraska RB, 2.40%, 12/01/16	380,810
245,000	North Carolina Housing Finance Agency, North Carolina RB, 2.34%, 01/01/19	248,758
325,000	State of Mississippi, GO Bond, 2.63%, 11/01/16	325,380
		954,948
U.S. Treasury Securities - 20.9%
2,900,000	U.S. Treasury Note, 0.63%, 09/30/17	2,898,640
17,310,000	U.S. Treasury Note, 1.25%, 01/31/19	17,478,374
7,425,000	U.S. Treasury Note, 2.00%, 02/28/21	7,700,824
		28,077,838
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 2.9%
Federal Home Loan Mortgage Corp. - 0.2%
138,186	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/20	142,394
805,916	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 09/15/45	158,878
		301,272
Federal National Mortgage Association - 1.8%
780,230	Federal National Mortgage Association, 3.00%, 10/01/26	819,876
65,682	Federal National Mortgage Association REMIC, 4.00%, 07/25/21	67,763
Shares or Principal Amount	Security Description	Value
$180,446	Federal National Mortgage Association REMIC, 4.00%, 02/25/26	$190,776
239,961	Federal National Mortgage Association REMIC, 3.00%, 04/25/37	243,763
73,472	Federal National Mortgage Association REMIC, 5.00%, 03/25/39	1,500
492,238	Federal National Mortgage Association REMIC, 2.50%, 09/25/39	509,574
575,317	Federal National Mortgage Association REMIC, 3.50%, 05/25/41	610,085
		2,443,337
Government National Mortgage Association - 0.9%
311,165	Government National Mortgage Association, 4.73%, 06/20/61	324,632
826,201	Government National Mortgage Association REMIC, 2.67%, 02/16/44	838,678
		1,163,310
Total Government & Agency Obligations (Cost $32,675,649)		32,940,705
Preferred Stocks - 0.4%
Financials - 0.4%
550	U.S. Bancorp., Series A, 3.50% (callable at 1,000 beginning on 10/31/16) (a)(d)	477,549
Total Preferred Stocks (Cost $564,327)		477,549
Short-Term Investments - 1.5%
Investment Company - 1.5%
1,956,689	BlackRock Liquidity Funds T-Fund Portfolio, 0.22% (e)	1,956,689
Total Short-Term Investments (Cost $1,956,689)		1,956,689
Total Investments - 99.7% (Cost $133,057,841)		133,765,554
Other assets in excess of liabilities – 0.3%		445,285
NET ASSETS – 100.0%		$134,210,839

See accompanying Notes to Financial Statements.
5

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2016 (Unaudited)

SHORT-INTERMEDIATE BOND FUND
(a)	Variable rate security. Rate presented is as of September 30, 2016.
(b)
The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 to be liquid based on procedures approved by Tributary Funds' Board of Directors. As of September 30, 2016, the aggregate value of these liquid securities was $31,082,407 which represented 23.2% of net assets.

(c)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of September 30, 2016.
(d)	Perpetual maturity security.
(e)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2016.

ABS	Asset Backed Security
CLO	Collateralized Loan Obligation
GO	General Obligation
LLC	Limited Liability Company
MTN	Medium Term Note
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit

See accompanying Notes to Financial Statements.
6

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2016 (Unaudited)

INCOME FUND
Principal Amount	Security Description	Value
Non-U.S. Government Agency Asset-Backed Securities - 26.4%
Asset Backed Securities - 8.3%
$800,000	Ally Auto Receivables Trust, 1.53%, 04/15/19	$804,109
480,393	Ascentium Equipment Receivables, LLC, 1.57%, 12/11/17 (a)	480,661
1,030,095	Ascentium Equipment Receivables, LLC, 1.61%, 10/13/20 (a)	1,032,648
1,000,000	BA Credit Card Trust, 1.36%, 09/15/20	1,003,991
855,000	Cabela's Credit Card Master Note Trust, 1.63%, 02/18/20 (a)	856,126
1,455,000	Cabela's Credit Card Master Note Trust, 2.71%, 02/17/26 (a)	1,500,286
1,000,000	Capital One Multi-Asset Execution Trust, 1.48%, 07/15/20	1,004,368
785,000	Chase Issuance Trust, 1.15%, 01/15/19	785,471
1,440,000	Citibank Credit Card Issuance Trust, 5.65%, 09/20/19	1,503,369
1,200,000	Cornerstone CLO, Ltd., 1.18%, 07/15/21 (a)(b)	1,190,207
790,000	Eaton Vance CLO, Ltd., 2.13%, 07/15/26 (a)(b)	789,471
572,749	Ford Credit Auto Owner Trust, 1.27%, 12/15/17	572,740
925,000	Ford Credit Floorplan Master Owner Trust, 3.50%, 01/15/19	930,351
1,240,000	Magnetite IX CLO, Ltd., 2.13%, 07/25/26 (a)(b)	1,240,618
592,787	OneMain Financial Issuance Trust, 2.43%, 06/18/24 (a)	593,291
422,636	Preferred Term Securities XI, Ltd / Preferred Term Securities XI, Inc., 1.51%, 09/24/33 (a)(b)	347,618
1,099,632	Preferred Term Securities XII, Ltd. / Preferred Term Securities XII, Inc., 1.56%, 12/24/33 (a)(b)	940,185
612,170	Preferred Term Securities XIV, Ltd. / Preferred Term Securities XIV, Inc., 1.34%, 06/24/34 (a)(b)	480,553
888,522	Preferred Term Securities XXI, Ltd. / Preferred Term Securities XXI, Inc., 1.50%, 03/22/38 (a)(b)	395,392
693,819	Preferred Term Securities XXIV, Ltd. / Preferred Term Securities XXIV, Inc., 1.15%, 03/22/37 (a)(b)	482,204
1,315,000	SoFi Professional Loan Program, LLC, 2.34%, 04/25/33 (a)	1,314,813
785,000	Voya CLO, Ltd., 2.13%, 01/18/26 (a)(b)	783,887
		19,032,359
Principal Amount	Security Description	Value
Non-Agency Commercial Mortgage Backed Securities - 7.9%
$477,463	7 WTC Depositor, LLC Trust, 4.08%, 03/13/31 (a)	$481,938
1,200,000	American Tower Trust I, 3.07%, 03/15/23 (a)	1,249,938
737,842	Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.69%, 06/11/50 (b)	758,099
590,000	CFCRE Commercial Mortgage Trust REMIC, 3.83%, 12/15/47	638,829
3,959,555	Citigroup Commercial Mortgage Trust REMIC, 2.31%, 09/10/45 (a)(b)	272,658
1,571,887	Citigroup Commercial Mortgage Trust REMIC, 5.81%, 06/14/50 (a)(b)	1,585,479
1,822,228	COMM Mortgage Trust Interest Only REMIC, 1.62%, 03/10/46 (b)	76,146
900,000	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.74%, 05/15/36 (a)(b)	932,167
54,255	DBUBS Mortgage Trust Interest Only REMIC, 0.53%, 08/10/44 (a)(b)	693
735,000	FREMF Mortgage Trust REMIC, 4.30%, 09/25/44 (a)(b)	764,550
1,030,000	FREMF Mortgage Trust REMIC, 2.72%, 03/25/45 (a)(b)	1,031,929
1,622,177	FRESB Mortgage Trust REMIC, 3.22%, 08/25/35 (b)	1,717,860
7,025,185	Goldman Sachs Mortgage Securities Trust REMIC, 1.54%, 08/10/44 (a)(b)	372,055
840,000	JP Morgan Chase Commercial Mortgage Securities Trust REMIC, 1.77%, 01/15/32 (a)(b)	839,298
1,055,000	JP Morgan Chase Commercial Mortgage Securities Trust REMIC, 2.67%, 01/15/46	1,077,259
789,675	JP Morgan Chase Commercial Mortgage Securities Trust REMIC, 4.11%, 07/15/46 (a)	820,651
1,200,000	JPMBB Commercial Mortgage Securities Trust REMIC, 2.42%, 07/15/45	1,218,003
1,120,223	Wells Fargo Commercial Mortgage Trust Interest Only REMIC, 2.19%, 10/15/45 (a)(b)	84,793
890,000	Wells Fargo Commercial Mortgage Trust REMIC, 2.53%, 10/15/45	912,147
995,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.63%, 03/15/45	1,026,411
376,251	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.19%, 04/15/45	376,988
686,370	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.28%, 11/15/45 (a)(b)	57,066

See accompanying Notes to Financial Statements.
7

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2016 (Unaudited)

INCOME FUND
Principal Amount	Security Description	Value
$1,735,000	WFRBS Commercial Mortgage Trust, 3.65%, 12/15/46	$1,839,077
		18,134,034
Non-Agency Residential Mortgage Backed Securities - 10.2%
856,887	Bayview Commercial Asset Trust REMIC, 1.40%, 12/25/33 (a)(b)	794,740
1,227,407	Bayview Commercial Asset Trust REMIC, 0.76%, 12/25/36 (a)(b)	1,057,461
70,129	Bayview Financial Mortgage Pass-Through Trust REMIC, 5.70%, 02/28/41 (c)	73,493
141,330	Citicorp Residential Mortgage Trust REMIC, 5.57%, 07/25/36 (c)	145,067
554,733	Citicorp Residential Mortgage Trust REMIC, 5.57%, 07/25/36 (c)	565,150
829,705	Citicorp Residential Mortgage Trust REMIC, 5.78%, 09/25/36 (c)	850,919
781,257	Citigroup Global Markets Mortgage Securities VII, Inc. REMIC, 6.93%, 08/25/28	795,870
340,497	Citigroup Mortgage Loan Trust REMIC, 6.50%, 07/25/34	379,727
969,635	Citigroup Mortgage Loan Trust REMIC, 4.00%, 01/25/35 (a)(b)	1,006,748
420,774	Citigroup Mortgage Loan Trust REMIC, 0.68%, 08/25/36 (b)	407,050
80,019	CitiMortgage Alternative Loan Trust REMIC, 5.25%, 03/25/21	80,513
607,606	Conseco Financial Corp., 7.30%, 09/15/26 (b)	618,067
5,305	Countrywide Asset-Backed Certificates REMIC, 0.71%, 07/25/36 (b)	5,301
28,799	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	27,599
61,344	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.75%, 04/25/33	63,054
196,443	Credit-Based Asset Servicing and Securitization, LLC REMIC, 1.65%, 02/25/33 (b)	186,651
604,070	Credit-Based Asset Servicing and Securitization, LLC REMIC, 6.02%, 12/25/37 (a)(c)	627,924
535,318	First NLC Trust REMIC, 0.80%, 02/25/36 (b)	531,574
463,501	Fremont Home Loan Trust, 1.40%, 11/25/34 (b)	413,689
183,133	Goldman Sachs Alternative Mortgage Products Trust REMIC, 1.18%, 03/25/34 (b)	183,135
11,690	Goldman Sachs Alternative Mortgage Products Trust REMIC, 0.74%, 01/25/36 (b)	11,654
Principal Amount	Security Description	Value
$865,000	Goldman Sachs Alternative Mortgage Products Trust REMIC, 1.03%, 05/25/36 (a)(b)	$825,791
507,256	Greenpoint Manufactured Housing, 7.27%, 06/15/29	504,517
747,359	HSBC Home Equity Loan Trust USA, 2.03%, 11/20/36 (b)	748,044
148,069	Irwin Whole Loan Home Equity Trust REMIC, 1.62%, 11/25/28 (b)	145,221
93,387	Irwin Whole Loan Home Equity Trust REMIC, 1.88%, 02/25/29 (b)	91,476
304,909	Irwin Whole Loan Home Equity Trust REMIC, 1.23%, 12/25/29 (b)	299,686
1,053,299	Irwin Whole Loan Home Equity Trust REMIC, 1.88%, 06/25/34 (b)	1,016,335
860,000	JP Morgan Mortgage Acquisition Trust REMIC, 0.76%, 07/25/36 (b)	830,953
381,368	Lehman ABS Manufactured Housing Contract Trust REMIC, 4.35%, 04/15/40	388,494
740,242	New Residential Mortgage Loan Trust REMIC, 3.75%, 05/28/52 (a)(b)	769,991
755,181	New Residential Mortgage Loan Trust REMIC, 3.75%, 11/25/54 (a)(b)	781,619
1,366,623	New Residential Mortgage Loan Trust REMIC, 3.75%, 08/25/55 (a)(b)	1,423,867
176,972	Nomura Asset Acceptance Corp. Alternative Loan Trust REMIC, 6.00%, 03/25/47 (c)	129,399
249,000	NovaStar Mortgage Funding Trust REMIC, 2.25%, 03/25/35 (b)	243,079
249,535	NovaStar Mortgage Funding Trust REMIC, 2.18%, 03/25/35 (b)	247,593
202,169	Renaissance Home Equity Loan Trust REMIC, 4.88%, 02/25/35 (c)	202,585
413,795	Renaissance Home Equity Loan Trust REMIC, 4.50%, 08/25/35 (c)	413,397
207,703	Residential Accredit Loans, Inc. Trust REMIC, 13.80%, 03/25/18 (b)	216,573
263,581	Residential Accredit Loans, Inc. Trust REMIC, 6.00%, 10/25/34	275,223
72,731	Residential Accredit Loans, Inc. Trust REMIC, 5.50%, 02/25/35	72,931
36,828	Residential Asset Mortgage Products, Inc. Trust (insured by AMBAC Assurance Corp.) REMIC, 4.02%, 03/25/33 (b)	36,898
784,259	Residential Asset Mortgage Products, Inc. Trust REMIC, 1.29%, 06/25/35 (b)	772,750
82,579	Residential Asset Securities Corp. Trust REMIC, 5.96%, 09/25/31 (b)	85,473
125,539	Residential Asset Securities Corp. Trust REMIC, 4.54%, 12/25/33 (b)	128,406

See accompanying Notes to Financial Statements.
8

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2016 (Unaudited)

INCOME FUND
Principal Amount	Security Description	Value
$1,431,095	Sequoia Mortgage Trust REMIC, 3.00%, 11/25/30 (a)(b)	$1,463,056
14,799	Structured Asset Securities Corp. Mortgage Pass-Through Certificates REMIC, 5.67%, 09/25/33 (c)	14,852
41,277	Structured Asset Securities Corp. Mortgage Pass-Through Certificates REMIC, 2.18%, 11/25/34 (b)	40,908
160,315	Structured Asset Securities Corp. Mortgage Pass-Through Certificates REMIC, 1.58%, 11/25/34 (b)	156,738
1,546,541	Towd Point Mortgage Trust REMIC, 3.50%, 02/25/55 (a)(b)	1,591,632
587,115	Vanderbilt Acquisition Loan Trust REMIC, 7.33%, 05/07/32 (b)	619,482
		23,362,355
Total Non-U.S. Government Agency Asset-Backed Securities (Cost $60,654,801)		60,528,748
Corporate Bonds - 27.2%
Consumer Discretionary - 4.7%
879,000	AMC Networks, Inc., 4.75%, 12/15/22	889,987
1,500,000	CBS Corp., 4.00%, 01/15/26	1,591,863
1,279,000	Dollar General Corp., 3.25%, 04/15/23	1,320,864
700,000	Hanesbrands, Inc., 4.63%, 05/15/24 (a)	718,375
490,000	Hilton Worldwide Finance, LLC / Hilton Worldwide Finance Corp., 5.63%, 10/15/21	504,700
1,020,000	Levi Strauss & Co., 5.00%, 05/01/25	1,063,350
615,000	Newell Brands, Inc., 4.00%, 06/15/22	660,426
320,000	Newell Brands, Inc., 4.00%, 12/01/24	340,137
410,000	Newell Brands, Inc., 4.20%, 04/01/26	446,801
760,000	PVH Corp., 4.50%, 12/15/22	792,300
860,000	The Goodyear Tire & Rubber Co., 5.13%, 11/15/23	894,400
1,080,000	Whirlpool Corp., 4.70%, 06/01/22	1,216,064
400,000	Whirlpool Corp., 4.50%, 06/01/46	432,728
		10,871,995
Consumer Staples - 2.7%
909,000	Cargill, Inc., 4.10%, 11/01/42 (a)	968,265
1,165,000	Church & Dwight Co., Inc., 2.88%, 10/01/22	1,198,758
165,000	Kraft Heinz Foods Co., 4.88%, 02/15/25 (a)	182,004
480,000	Land O'Lakes Capital Trust I, 7.45%, 03/15/28 (a)	530,400
1,272,000	PepsiCo, Inc., 4.88%, 11/01/40	1,550,408
155,000	PepsiCo., Inc., 2.85%, 02/24/26	162,534
1,135,000	Wal-Mart Stores, Inc., 5.63%, 04/15/41	1,546,199
		6,138,568
Principal Amount	Security Description	Value
Energy - 1.3%
$905,000	Anadarko Petroleum Corp., 3.45%, 07/15/24	$893,163
930,000	EOG Resources, Inc., 4.15%, 01/15/26	1,016,356
731,000	Tosco Corp., 8.13%, 02/15/30	1,000,241
		2,909,760
Financials - 10.3%
463,350	Altitude Investments 16, LLC, 2.49%, 03/14/26	476,663
1,290,000	American Honda Finance Corp., 1.60%, 02/16/18 (a)	1,298,139
1,334,000	Bank of America Corp., MTN, 4.13%, 01/22/24	1,447,430
1,475,000	CBRE Services, Inc., 5.00%, 03/15/23	1,553,753
355,000	Chubb INA Holdings, Inc., 5.90%, 06/15/19	396,036
1,533,000	Citigroup, Inc., 2.55%, 04/08/19	1,563,720
1,506,000	CME Group, Inc., 3.00%, 03/15/25	1,581,386
494,000	Crown Castle International Corp., 4.88%, 04/15/22	551,057
880,000	Genworth Holdings, Inc., 4.80%, 02/15/24	723,800
1,375,000	JPMorgan Chase & Co., Series 1, 7.90% (callable at 100 beginning 04/30/18) (b)(d)	1,412,812
1,430,000	KeyCorp, MTN, 2.90%, 09/15/20	1,484,913
1,171,000	Metropolitan Life Global Funding I, 2.30%, 04/10/19 (a)	1,193,599
1,475,000	Morgan Stanley, GMTN, 3.75%, 02/25/23	1,567,279
1,195,000	Prudential Financial, Inc., MTN, Series D, 7.38%, 06/15/19	1,375,304
1,175,000	Regions Financial Corp., 3.20%, 02/08/21	1,221,562
520,000	The Bank of New York Mellon Corp., MTN, 2.30%, 09/11/19	531,992
767,000	The Chubb Corp., 6.80%, 11/15/31	1,059,987
1,084,000	The Goldman Sachs Group, Inc., 6.45%, 05/01/36	1,342,039
1,119,000	The Hartford Financial Services Group, Inc., 5.50%, 03/30/20	1,247,623
1,444,000	Wells Fargo & Co., Series K, 7.98% (callable at 100 beginning 03/15/18) (b)(d)	1,509,124
		23,538,218
Health Care - 0.6%
1,322,000	Becton Dickinson and Co., 3.73%, 12/15/24	1,434,496
Industrials - 2.2%
1,370,000	Burlington Northern Santa Fe, LLC, 4.55%, 09/01/44	1,590,210
700,000	Huntington Ingalls Industries, Inc., 5.00%, 11/15/25 (a)	740,250
1,213,000	Textron, Inc., 3.65%, 03/01/21	1,280,969

See accompanying Notes to Financial Statements.
9

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2016 (Unaudited)

INCOME FUND
Principal Amount	Security Description	Value
$1,099,000	United Technologies Corp., 6.13%, 07/15/38	$1,497,735
		5,109,164
Information Technology - 1.8%
1,000,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 4.42%, 06/15/21 (a)	1,045,191
1,285,000	Oracle Corp., 5.38%, 07/15/40	1,583,054
1,398,000	QUALCOMM, Inc., 4.80%, 05/20/45	1,529,959
		4,158,204
Materials - 1.4%
405,000	Martin Marietta Materials, Inc., 6.60%, 04/15/18	431,231
1,388,000	The Dow Chemical Co., 3.00%, 11/15/22	1,442,157
1,329,000	The Mosaic Co., 5.45%, 11/15/33	1,446,449
		3,319,837
Telecommunication Services - 1.4%
1,465,000	AT&T, Inc., 5.15%, 03/15/42	1,593,171
1,514,000	Verizon Communications, Inc., 4.27%, 01/15/36	1,580,657
		3,173,828
Utilities - 0.8%
315,000	Alabama Power Co., Series Q, 5.50%, 10/15/17	327,044
1,029,000	PacifiCorp, 6.25%, 10/15/37	1,429,346
		1,756,390
Total Corporate Bonds (Cost $60,121,173)		62,410,460
Government & Agency Obligations - 42.8%
GOVERNMENT SECURITIES - 19.1%
Municipals - 1.7%
550,844	Florida Housing Finance Corp., Series A, Florida RB, 3.00%, 01/01/36	563,464
365,000	Montana Board of Housing, Series A-2, Montana RB, 2.38%, 06/01/20	370,315
530,000	New York City Transitional Finance Authority Future Tax Secured Revenue, New York RB, 5.77%, 08/01/36	697,342
340,000	New York City Water & Sewer System, New York RB, 5.72%, 06/15/42	480,260
225,000	State of Connecticut, Connecticut GO, 4.95%, 12/01/20	253,836
225,000	State of Connecticut, Connecticut GO, 5.63%, 12/01/29	276,953
240,000	University of Michigan, Series D, Michigan RB, 6.01%, 04/01/25	267,818
350,000	University of Nebraska, Series B-2, Nebraska RB, 5.70%, 07/01/29	368,683
410,000	West Haymarket Joint Public Agency, Nebraska GO, 6.00%, 12/15/39	548,859
		3,827,530
Principal Amount	Security Description	Value
Treasury Inflation Index Securities - 1.4%
$921,517	U.S. Treasury Inflation Indexed Bond, 1.75%, 01/15/28 (e)	$1,064,015
2,035,440	U.S. Treasury Inflation Indexed Note, 0.13%, 01/15/22 (e)	2,078,896
		3,142,911
U.S. Treasury Securities - 16.0%
4,010,000	U.S. Treasury Bond, 5.38%, 02/15/31	5,856,637
3,380,000	U.S. Treasury Bond, 4.75%, 02/15/37	4,914,070
8,040,000	U.S. Treasury Bond, 3.63%, 08/15/43	10,264,821
2,000,000	U.S. Treasury Note, 0.63%, 09/30/17	1,999,062
3,620,000	U.S. Treasury Note, 1.25%, 01/31/19	3,655,212
4,570,000	U.S. Treasury Note, 2.00%, 02/28/21	4,739,766
5,200,000	U.S. Treasury Note, 1.63%, 11/15/22	5,287,953
		36,717,521
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 23.7%
Federal Home Loan Mortgage Corp. - 8.1%
68,564	Federal Home Loan Mortgage Corp., 3.50%, 12/01/26	72,493
757,827	Federal Home Loan Mortgage Corp., 4.50%, 11/01/30	831,998
662,817	Federal Home Loan Mortgage Corp., 4.50%, 08/01/31	727,527
2,855,594	Federal Home Loan Mortgage Corp., 3.00%, 07/01/43	2,992,783
2,775,245	Federal Home Loan Mortgage Corp., 4.00%, 12/01/45	3,024,105
1,749,493	Federal Home Loan Mortgage Corp., 4.00%, 10/01/44	1,893,444
8,440,474	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, 1.59%, 01/25/19 (b)	243,880
2,911,169	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Interest Only, 2.12%, 08/25/18 (b)	85,577
319,793	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 04/15/19	325,908
1,234,731	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 06/15/21	1,280,918
595,000	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 06/15/37	626,687
660,452	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 02/15/39	699,073
1,763,963	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/40	1,875,331
844,708	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 04/15/41	902,183
1,943,776	Federal Home Loan Mortgage Corp. REMIC, 3.50%, 07/15/42	2,038,987
522,227	Federal Home Loan Mortgage Corp. REMIC, 3.50%, 11/15/42	551,767

See accompanying Notes to Financial Statements.
10

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2016 (Unaudited)

INCOME FUND
Principal Amount	Security Description	Value
$1,983,794	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 09/15/45	$391,084
		18,563,745
Federal National Mortgage Association - 14.7%
369	Federal National Mortgage Association, 5.50%, 11/01/16	368
8,652	Federal National Mortgage Association, 4.50%, 12/01/18	8,869
739,025	Federal National Mortgage Association, 4.16%, 08/01/21	806,126
195,521	Federal National Mortgage Association, 7.50%, 08/01/22	207,224
64,474	Federal National Mortgage Association, 4.00%, 06/01/24	68,438
136,808	Federal National Mortgage Association, 4.00%, 10/01/24	145,325
2,329,262	Federal National Mortgage Association, 3.31%, 01/01/33	2,488,153
1,142,568	Federal National Mortgage Association, 5.80%, 12/01/33	1,242,726
344,274	Federal National Mortgage Association, 5.00%, 08/01/34	383,967
22,041	Federal National Mortgage Association, 5.50%, 08/01/37	24,813
116,179	Federal National Mortgage Association, 6.00%, 09/01/38	133,366
220,280	Federal National Mortgage Association, 4.50%, 06/01/39	244,680
450,140	Federal National Mortgage Association, 4.50%, 01/01/40	503,595
323,336	Federal National Mortgage Association, 4.50%, 12/01/40	355,514
1,042,908	Federal National Mortgage Association, 4.00%, 04/01/41	1,137,127
321,128	Federal National Mortgage Association, 4.00%, 02/01/42	352,609
1,050,108	Federal National Mortgage Association, 3.00%, 07/01/43	1,098,321
1,592,361	Federal National Mortgage Association, 4.00%, 10/01/43	1,718,981
1,772,258	Federal National Mortgage Association, 4.50%, 08/01/44	1,976,771
3,011,145	Federal National Mortgage Association, 4.00%, 11/01/44	3,263,204
1,047,700	Federal National Mortgage Association, 3.50%, 06/01/45	1,109,804
4,701,140	Federal National Mortgage Association, 4.00%, 04/01/46	5,054,367
260,379	Federal National Mortgage Association REMIC, 4.00%, 02/25/19	265,020
446,569	Federal National Mortgage Association REMIC, 5.00%, 02/25/32	501,719
752,276	Federal National Mortgage Association REMIC, 4.00%, 01/25/33	818,091
Principal Amount	Security Description	Value
$291,384	Federal National Mortgage Association REMIC, 5.50%, 08/25/34	$300,667
478,047	Federal National Mortgage Association REMIC, 3.00%, 04/25/37	485,622
1,608,100	Federal National Mortgage Association REMIC, 4.00%, 07/25/39	1,655,707
1,006,849	Federal National Mortgage Association REMIC, 2.50%, 09/25/39	1,042,309
1,990,827	Federal National Mortgage Association REMIC, 1.50%, 01/25/40	1,965,764
520,182	Federal National Mortgage Association REMIC, 3.50%, 05/25/41	551,619
1,750,000	Federal National Mortgage Association REMIC, 3.00%, 08/25/43	1,825,857
1,840,000	Federal National Mortgage Association REMIC, 3.00%, 08/25/45	1,928,742
		33,665,465
Government National Mortgage Association - 0.8%
1,294,752	Government National Mortgage Association, 3.00%, 03/20/43	1,365,758
622,330	Government National Mortgage Association REMIC, 4.73%, 06/20/61	649,265
		2,015,023
Small Business Administration Participation Certificates - 0.1%
181,375	Small Business Administration Participation Certificates, 2.88%, 09/10/21	189,307
Total Government & Agency Obligations (Cost $94,239,485)		98,121,502
Preferred Stocks - 0.2%
Financials - 0.2%
580	US Bancorp., Series A, 3.50% (callable at 1,000 beginning 10/31/16) (b)(d)	503,597
Total Preferred Stocks (Cost $595,666)		503,597
Exchange Traded Fund - 0.3%
7,447	iShares iBoxx $ High Yield Corporate Bond Fund	649,825
Total Exchange Traded Fund (Cost $643,763)		649,825
Investment Company - 0.6%
136,307	Federated Institutional High-Yield Bond Fund	1,348,076
Total Investment Company (Cost $1,240,883)		1,348,076

See accompanying Notes to Financial Statements.
11

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2016 (Unaudited)

INCOME FUND
Shares	Security Description	Value
Short-Term Investments - 2.2%
Investment Company - 2.2%
4,967,640	BlackRock Liquidity Funds T-Fund Portfolio, 0.22% (f)	$4,967,640
Total Short-Term Investments (Cost $4,967,640)	4,967,640
Total Investments - 99.7% (Cost $222,463,411)	228,529,848
Other assets in excess of liabilities – 0.3%	705,908
NET ASSETS – 100.0%	$229,235,756

(a)
The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 to be liquid based on procedures approved by Tributary Funds' Board of Directors. As of September 30, 2016, the aggregate value of these liquid securities were $37,940,227 which represented 16.6% of net assets.

(b)	Variable rate security. Rate presented is as of September 30, 2016.
(c)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of September 30, 2016.
(d)	Perpetual maturity security.
(e)	U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(f)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2016.

ABS	Asset Backed Security
AMBAC	AMBAC Indemnity Corp.
CLO	Collateralized Loan Obligation
GMTN	Global Medium Term Note
GO	General Obligation
LLC	Limited Liability Company
MTN	Medium Term Note
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit

See accompanying Notes to Financial Statements.
12

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2016 (Unaudited)

NEBRASKA TAX-FREE FUND
Principal Amount	Security Description	Value
Government & Agency Obligations - 95.0%
GOVERNMENT SECURITIES - 95.0%
Municipals - 95.0%
Iowa – 0.3%
$125,000	Xenia Rural Water District, Iowa RB, 2.00%, 12/01/18	$126,880
100,000	Xenia Rural Water District, Iowa RB, 3.00%, 12/01/20	105,440
		232,320
Nebraska – 94.0%
100,000	Cass County Sanitary & Improvement District No. 1, Nebraska GO, 3.40%, 03/15/18	100,087
210,000	Cass County Sanitary & Improvement District No. 1, Nebraska GO, 2.30%, 10/15/23	210,691
185,000	Cass County Sanitary & Improvement District No. 1, Nebraska GO, 2.40%, 10/15/24	185,607
125,000	City of Bellevue NE, Nebraska GO, 3.95%, 06/01/21	125,301
345,000	City of Fremont NE Combined Utility System Revenue, Nebraska RB, 3.00%, 10/15/25	363,906
65,000	City of Grand Island NE Electric System Revenue, Nebraska RB, 5.00%, 08/15/27	78,396
275,000	City of Hastings NE Combined Utility Revenue, Nebraska RB, 4.50%, 10/15/21	275,773
300,000	City of Hastings NE Combined Utility Revenue, Nebraska RB, 4.50%, 10/15/26	300,702
330,000	City of La Vista NE, Nebraska GO, 1.00%, 05/01/21	329,264
55,000	City of Lincoln NE Electric System Revenue, Nebraska RB, 5.00%, 09/01/28	66,740
110,000	City of Lincoln NE Electric System Revenue, Nebraska RB, 5.00%, 09/01/28	132,369
250,000	City of Lincoln NE Electric System Revenue, Nebraska RB, 3.13%, 09/01/30	257,000
130,000	City of Lincoln NE, Nebraska Certificate of Participation, 2.00%, 09/15/17	130,137
125,000	City of Lincoln NE, Nebraska GO, 4.13%, 05/15/26	125,469
105,000	City of Lincoln NE, Nebraska RB, 2.00%, 04/01/17	105,506
210,000	City of Lincoln NE, Nebraska RB, 2.00%, 04/01/18	212,753
Principal Amount	Security Description	Value
$515,000	City of Lincoln NE, Nebraska RB, 2.50%, 04/01/20	$533,509
700,000	City of Lincoln NE, Nebraska RB, 4.50%, 08/15/22	788,319
480,000	City of Lincoln NE, Nebraska RB, 4.00%, 08/15/26	535,651
500,000	City of Lincoln NE, Nebraska RB, 3.55%, 04/01/27	531,525
116,000	City of Ogallala NE, Nebraska Certificate of Participation, 1.15%, 10/15/19	115,485
575,000	City of Omaha NE, Nebraska GO, 5.25%, 04/01/20	657,731
275,000	City of Omaha NE, Nebraska GO, 4.38%, 06/01/22	290,702
800,000	City of Omaha NE, Nebraska GO, 5.75%, 10/15/28	877,792
190,000	City of Omaha NE, Nebraska RB, 5.00%, 02/01/26	223,678
500,000	City of Omaha NE, Series A, Nebraska GO, 6.50%, 12/01/30	745,200
200,000	City of Omaha NE, Series A, Nebraska GO, 5.00%, 05/01/33	243,878
550,000	County of Douglas NE, Nebraska RB, 5.60%, 07/01/25	633,847
120,000	County of Douglas NE, Nebraska RB, 3.60%, 10/01/27	120,509
250,000	County of Sarpy NE, Nebraska Certificate of Participation, 2.80%, 12/15/20	264,835
280,000	Crete Public Schools, Nebraska GO, 3.00%, 12/15/18	292,496
195,000	Douglas County Hospital Authority No. 1, Nebraska RB, 5.25%, 09/01/21	221,473
495,000	Douglas County Hospital Authority No. 2, Nebraska RB, 5.13%, 08/15/18	512,459
1,500,000	Douglas County Hospital Authority No. 2, Nebraska RB, 4.75%, 09/01/28	1,603,830
500,000	Douglas County Hospital Authority No. 2, Nebraska RB, 5.50%, 01/01/30	562,140
1,000,000	Douglas County Hospital Authority No. 2, Nebraska RB, 4.00%, 05/15/32	1,112,070
100,000	Douglas County Hospital Authority No. 2, Nebraska RB, 5.75%, 11/01/48	109,392
690,000	Douglas County Hospital Authority No. 3, Nebraska RB, 5.75%, 11/01/48	757,792
750,000	Douglas County Public Facilities Corp., Nebraska RB, 2.00%, 05/01/24	771,502

See accompanying Notes to Financial Statements.
13

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2016 (Unaudited)

NEBRASKA TAX-FREE FUND
Principal Amount	Security Description	Value
$110,000	Douglas County Sanitary & Improvement District No. 281, Nebraska GO, 1.70%, 02/15/20	$110,295
40,000	Douglas County Sanitary & Improvement District No. 412, Nebraska GO, 1.85%, 08/15/17	40,109
50,000	Douglas County Sanitary & Improvement District No. 412, Nebraska GO, 2.10%, 08/15/18	50,136
55,000	Douglas County Sanitary & Improvement District No. 412, Nebraska GO, 2.35%, 08/15/19	55,271
55,000	Douglas County Sanitary & Improvement District No. 412, Nebraska GO, 2.65%, 08/15/20	55,416
65,000	Douglas County Sanitary & Improvement District No. 412, Nebraska GO, 2.85%, 08/15/21	65,652
65,000	Douglas County Sanitary & Improvement District No. 412, Nebraska GO, 3.00%, 08/15/22	65,713
100,000	Douglas County Sanitary & Improvement District No. 412, Nebraska GO, 3.35%, 08/15/24	101,214
100,000	Douglas County Sanitary & Improvement District No. 412, Nebraska GO, 3.50%, 08/15/25	101,212
105,000	Douglas County Sanitary & Improvement District No. 412, Nebraska GO, 3.60%, 08/15/26	105,895
110,000	Douglas County Sanitary & Improvement District No. 412, Nebraska GO, 3.70%, 08/15/27	110,956
155,000	Douglas County Sanitary & Improvement District No. 412, Nebraska GO, 4.05%, 08/15/32	155,510
300,000	Douglas County Sanitary & Improvement District No. 427, Nebraska GO, 3.50%, 10/15/21	300,273
70,000	Douglas County Sanitary & Improvement District No. 453, Nebraska GO, 4.15%, 06/01/20	70,000
585,000	Douglas County Sanitary & Improvement District No. 464, Nebraska GO, 3.65%, 03/15/33	590,493
260,000	Douglas County Sanitary & Improvement District No. 484, Nebraska GO, 3.00%, 08/15/29	262,153
65,000	Douglas County Sanitary & Improvement District No. 485, Nebraska GO, 2.65%, 10/01/20	65,565
170,000	Douglas County Sanitary & Improvement District No. 497, Nebraska GO, 2.75%, 11/15/25	171,261
Principal Amount	Security Description	Value
$165,000	Douglas County Sanitary & Improvement District No. 497, Nebraska GO, 3.65%, 11/15/32	$166,865
100,000	Douglas County Sanitary & Improvement District No. 503, Nebraska GO, 1.90%, 08/15/17	100,873
105,000	Douglas County Sanitary & Improvement District No. 509, Nebraska GO, 3.85%, 03/15/33	105,853
295,000	Douglas County Sanitary & Improvement District No. 509, Nebraska GO, 3.90%, 03/15/34	297,392
210,000	Douglas County Sanitary & Improvement District No. 509, Nebraska GO, 3.95%, 03/15/35	211,701
190,000	Douglas County Sanitary & Improvement District No. 509, Nebraska GO, 4.00%, 03/15/36	191,537
255,000	Douglas County Sanitary & Improvement District No. 515, Nebraska GO, 3.75%, 12/15/32	257,400
115,000	Douglas County Sanitary & Improvement District No. 541, Nebraska GO, 2.95%, 07/15/24	119,166
100,000	Douglas County Sanitary & Improvement District No. 549, Nebraska GO, 3.05%, 05/15/29	100,427
85,000	Douglas County Sanitary & Improvement District No. 549, Nebraska GO, 3.10%, 05/15/30	85,326
750,000	Douglas County School District No. 59, Nebraska GO, 3.00%, 12/15/35	759,022
105,000	Elkhorn Rural Public Power District, Nebraska RB, 2.60%, 09/01/21	105,286
700,000	Elkhorn School District No. 10, Nebraska GO, 5.00%, 01/15/30	814,485
665,000	Elkhorn School District No. 10, Nebraska GO, 4.00%, 12/15/34	734,379
1,430,000	Elkhorn School District No. 10, Nebraska GO, 4.00%, 12/15/35	1,569,110
250,000	Elkhorn School District No. 10, Series B, Nebraska GO, 4.00%, 01/15/32	268,342
30,000	Elm Creek Rural Fire Protection District No. 7, Nebraska GO, 0.65%, 10/15/17	29,933
68,000	Elm Creek Rural Fire Protection District No. 7, Nebraska GO, 1.40%, 10/15/20	68,447
185,000	Grand Island Public Schools No. 2, Nebraska GO, 4.00%, 12/15/24	207,100
735,000	Gretna Public Schools No. 37, Nebraska GO, 4.00%, 12/15/24	866,249
265,000	Gretna Public Schools No. 37, Nebraska GO, 4.00%, 12/15/25	312,962

See accompanying Notes to Financial Statements.
14

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2016 (Unaudited)

NEBRASKA TAX-FREE FUND
Principal Amount	Security Description	Value
$500,000	Hospital Authority No. 1 of Lancaster County, Series A, Nebraska RB, 5.00%, 06/01/17	$513,295
400,000	Knox County School District #501, Nebraska GO, 2.00%, 12/15/19	399,624
1,300,000	Lancaster County Correctional Facility Joint Public Agency, Nebraska GO, 5.00%, 12/01/21	1,417,767
140,000	Lancaster County Correctional Facility Joint Public Agency, Nebraska GO, 5.00%, 12/01/22	152,683
750,000	Lancaster County School District No. 1, Nebraska GO, 4.00%, 01/15/26	893,460
200,000	Lincoln County Hospital Authority No. 1, Nebraska RB, 5.00%, 11/01/25	231,836
500,000	Lincoln County Hospital Authority No. 1, Nebraska RB, 5.00%, 11/01/32	562,745
500,000	Lincoln-Lancaster County Public Building Commission, Nebraska RB, 3.00%, 12/01/26	554,825
1,000,000	Loup River Public Power District, Nebraska RB, 2.00%, 12/01/26	1,021,980
415,000	Metropolitan Community College Area, Nebraska Certificate of Participation, 4.00%, 03/01/20	454,533
500,000	Metropolitan Community College Area, Nebraska Certificate of Participation, 3.00%, 03/01/26	549,425
1,500,000	Metropolitan Utilities District of Omaha, Series A, Nebraska RB, 4.25%, 12/01/21	1,508,040
300,000	Metropolitan Utilities District of Omaha, Series A, Nebraska RB, 4.38%, 12/01/25	301,665
100,000	Metropolitan Utilities District of Omaha, Series B, Nebraska RB, 5.00%, 06/01/28	102,726
180,000	Mid-Plains NE Community College Area, Series B, Nebraska RB, 3.00%, 10/15/25	186,730
210,000	Municipal Energy Agency of Nebraska, Series A, Nebraska RB, 5.00%, 04/01/25	251,834
200,000	Municipal Energy Agency of Nebraska, Series A, Nebraska RB, 5.00%, 04/01/26	234,334
540,000	Municipal Energy Agency of Nebraska, Series A, Nebraska RB, 5.00%, 04/01/27	630,234
1,475,000	Municipal Energy Agency of Nebraska, Series A, Nebraska RB, 5.00%, 04/01/30	1,710,602
Principal Amount	Security Description	Value
$140,000	Municipal Energy Agency of Nebraska, Series A, Nebraska RB, 5.00%, 04/01/31	$162,124
175,000	Nebraska Investment Finance Authority, Series A, Nebraska RB, 2.35%, 09/01/24	181,211
150,000	Nebraska Public Power District, Series A, Nebraska RB, 5.00%, 01/01/26	177,599
200,000	Nebraska Public Power District, Series A, Nebraska RB, 5.00%, 01/01/27	236,576
600,000	Nebraska Public Power District, Series A, Nebraska RB, 5.00%, 01/01/29	705,744
1,050,000	Nebraska Public Power District, Series A, Nebraska RB, 5.00%, 01/01/32	1,224,667
540,000	Nebraska Public Power District, Series A, Nebraska RB, 5.00%, 01/01/34	628,063
1,995,000	Nebraska Public Power District, Series C, Nebraska RB, 5.00%, 01/01/31	2,270,988
1,000,000	Nebraska State College Facilities Corp., Nebraska RB, 5.00%, 07/15/26	1,284,670
315,000	Nebraska State Colleges, Series A, Nebraska RB, 3.00%, 07/01/25	315,060
535,000	Omaha Airport Authority, Nebraska RB, 3.75%, 01/01/19	566,506
200,000	Omaha Convention Hotel Corp., Nebraska RB, 5.00%, 02/01/17	202,596
100,000	Omaha Convention Hotel Corp., Nebraska RB, 5.00%, 02/01/26	101,226
805,000	Omaha Public Facilities Corp., Nebraska RB, 5.00%, 06/01/26	890,732
1,000,000	Omaha Public Facilities Corp., Series A, Nebraska RB, 4.00%, 06/01/28	1,155,790
100,000	Omaha Public Power District, Nebraska City Station Unit 2, Series A, Nebraska RB, 5.30%, 02/01/26	105,810
305,000	Omaha Public Power District, Nebraska City Station Unit 2, Series A, Nebraska RB, 4.20%, 02/01/26	308,328
500,000	Omaha Public Power District, Nebraska City Station Unit 2, Series A, Nebraska RB, 5.35%, 02/01/27	529,380
45,000	Omaha Public Power District, Nebraska City Station Unit 2, Series A, Nebraska RB, 4.35%, 02/01/36	45,513
50,000	Omaha Public Power District, Nebraska City Station Unit 2, Series A, Nebraska RB, 5.00%, 02/01/42	50,674
190,000	Omaha Public Power District, Series A, Nebraska RB, 4.65%, 02/01/28	206,289
205,000	Omaha Public Power District, Series A, Nebraska RB, 4.00%, 02/01/31	226,908
200,000	Omaha Public Power District, Series A, Nebraska RB, 4.00%, 02/01/34	218,192

See accompanying Notes to Financial Statements.
15

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2016 (Unaudited)

NEBRASKA TAX-FREE FUND
Principal Amount	Security Description	Value
$500,000	Omaha Public Power District, Series B, Nebraska RB, 5.00%, 02/01/29	$583,465
500,000	Omaha Public Power District, Series C, Nebraska RB, 5.00%, 02/01/29	573,640
1,435,000	Omaha Public Power District, Series C, Nebraska RB, 5.00%, 02/01/30	1,644,410
650,000	Omaha School District No. 1, Nebraska GO, 4.00%, 12/15/22	715,071
180,000	Omaha School District No. 1, Nebraska GO, 3.00%, 12/15/32	189,909
620,000	Omaha School District No. 1, Nebraska GO, 3.13%, 12/15/33	657,516
1,500,000	Omaha School District No. 1, Nebraska GO, 4.00%, 12/15/39	1,661,055
590,000	Omaha-Douglas Public Building Commission, Nebraska GO, 4.50%, 05/01/22	625,978
245,000	Omaha-Douglas Public Building Commission, Nebraska GO, 4.50%, 05/01/23	259,739
235,000	Papillion-La Vista School District No. 27, Nebraska GO, 5.00%, 12/01/23	255,703
150,000	Papio-Missouri River Natural Resource District, Nebraska GO, 4.00%, 12/15/16	150,932
200,000	Papio-Missouri River Natural Resource District, Nebraska GO, 4.00%, 12/15/24	207,258
125,000	Platte County School District No. 1, Columbus Public Schools, Nebraska GO, 5.00%, 12/15/26	155,753
280,000	Platte County School District No. 1, Columbus Public Schools, Nebraska GO, 5.00%, 12/15/28	342,527
500,000	Plattsmouth Facilities Corp., Nebraska RB, 4.20%, 11/15/32	501,135
125,000	Public Power Generation Agency, Nebraska RB, 5.00%, 01/01/17	126,170
200,000	Public Power Generation Agency, Nebraska RB, 5.00%, 01/01/20	202,002
710,000	Public Power Generation Agency, Nebraska RB, 5.00%, 01/01/24	717,107
150,000	Public Power Generation Agency, Nebraska RB, 5.00%, 01/01/25	151,502
40,000	Public Power Generation Agency, Nebraska RB, 5.00%, 01/01/32	40,400
10,000	Public Power Generation Agency, Nebraska RB, 5.00%, 01/01/32	10,100
110,000	Sarpy County Sanitary & Improvement District No. 67, Nebraska GO, 2.60%, 11/01/16	110,110
225,000	Sarpy County Sanitary & Improvement District No. 68, Nebraska GO, 2.75%, 12/15/23	225,239
Principal Amount	Security Description	Value
$60,000	Sarpy County Sanitary & Improvement District No. 97, Nebraska GO, 2.35%, 02/15/18	$60,141
85,000	Sarpy County Sanitary & Improvement District No. 191, Nebraska GO, 2.45%, 10/15/22	85,638
160,000	Sarpy County Sanitary & Improvement District No. 191, Nebraska GO, 3.55%, 10/15/32	161,466
265,000	Sarpy County Sanitary & Improvement District No. 213, Nebraska GO, 3.20%, 11/15/29	266,696
55,000	Sarpy County Sanitary & Improvement District No. 234, Nebraska GO, 2.00%, 06/15/18	55,086
55,000	Sarpy County Sanitary & Improvement District No. 234, Nebraska GO, 2.45%, 06/15/20	55,260
60,000	Sarpy County Sanitary & Improvement District No. 234, Nebraska GO, 2.75%, 06/15/21	60,445
60,000	Sarpy County Sanitary & Improvement District No. 234, Nebraska GO, 3.00%, 06/15/22	60,531
65,000	Sarpy County Sanitary & Improvement District No. 234, Nebraska GO, 3.15%, 06/15/23	65,606
65,000	Sarpy County Sanitary & Improvement District No. 234, Nebraska GO, 3.30%, 06/15/24	65,615
65,000	Sarpy County Sanitary & Improvement District No. 234, Nebraska GO, 3.40%, 06/15/25	65,592
70,000	Sarpy County Sanitary & Improvement District No. 234, Nebraska GO, 3.55%, 06/15/26	70,458
75,000	Sarpy County Sanitary & Improvement District No. 234, Nebraska GO, 3.70%, 06/15/27	75,464
110,000	Sarpy County Sanitary & Improvement District No. 242, Nebraska GO, 3.00%, 03/15/27	113,623
490,000	Sarpy County Sanitary & Improvement District No. 257, Nebraska GO, 3.75%, 04/15/31	492,381
245,000	Sarpy County Sanitary & Improvement District No. 261, Nebraska GO, 3.35%, 04/15/26	247,550
475,000	Sarpy County Sanitary & Improvement District No. 261, Nebraska GO, 3.80%, 04/15/33	478,296
120,000	Sarpy County Sanitary & Improvement District No. 279, Nebraska GO, 3.95%, 02/15/32	124,298

See accompanying Notes to Financial Statements.
16

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2016 (Unaudited)

NEBRASKA TAX-FREE FUND
Shares or Principal Amount	Security Description	Value
$110,000	Sarpy County Sanitary & Improvement District No. 279, Nebraska GO, 5.15%, 02/15/34	$115,482
600,000	Southern Public Power District, Nebraska RB, 5.00%, 12/15/22	652,506
160,000	University of Nebraska, Nebraska RB, 3.00%, 05/15/18	165,440
50,000	University of Nebraska, Series A, Nebraska RB, 4.25%, 07/01/21	53,692
525,000	University of Nebraska, Series A, Nebraska RB, 5.00%, 07/01/22	562,238
85,000	University of Nebraska, Series A, Nebraska RB, 5.00%, 07/01/22	92,687
400,000	University of Nebraska, Series A, Nebraska RB, 5.00%, 07/01/23	436,172
650,000	University of Nebraska, Series A, Nebraska RB, 4.50%, 07/01/28	690,508
1,000,000	University of Nebraska, Series A, Nebraska RB, 4.00%, 07/01/31	1,140,050
200,000	West Haymarket Joint Public Agency, Nebraska GO, 5.00%, 12/15/26	237,034
105,000	West Haymarket Joint Public Agency, Nebraska GO, 4.00%, 12/15/28	116,876
		65,801,031
North Dakota – 0.7%
500,000	City of Fargo ND, Series B, North Dakota GO, 3.00%, 05/01/34	504,145
Total Government & Agency Obligations (Cost $65,205,165)		66,537,496
Short-Term Investments - 4.7%
Investment Company - 4.7%
3,316,716	BlackRock Liquidity Funds T-Fund Portfolio, 0.22% (a)	3,316,716
Total Short-Term Investments (Cost $3,316,716)	3,316,716
Total Investments - 99.7% (Cost $68,521,881)	69,854,212
Other assets in excess of liabilities – 0.3%	181,897
NET ASSETS – 100.0%	$70,036,109

(a)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2016.

GO	General Obligation
RB	Revenue Bond
See accompanying Notes to Financial Statements.
17

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2016 (Unaudited)

BALANCED FUND
Shares	Security Description	Value
Common Stocks - 60.9%
Consumer Discretionary - 8.7%
750	AutoZone, Inc. (a)	$576,255
3,000	Buffalo Wild Wings, Inc. (a)	422,220
16,500	Comcast Corp. - Class A	1,094,610
6,000	D.R. Horton, Inc.	181,200
6,000	Newell Brands, Inc.	315,960
15,500	NIKE, Inc. - Class B	816,075
1,970	O'Reilly Automotive, Inc. (a)	551,817
4,300	Royal Caribbean Cruises, Ltd.	322,285
17,000	Skechers U.S.A., Inc. - Class A (a)	389,300
17,300	Starbucks Corp.	936,622
9,700	The Home Depot, Inc.	1,248,196
550	The Priceline Group, Inc. (a)	809,320
3,525	Ulta Salon Cosmetics & Fragrance, Inc. (a)	838,879
		8,502,739
Consumer Staples - 4.6%
20,800	Church & Dwight Co., Inc.	996,736
5,800	Constellation Brands, Inc. - Class A	965,642
6,200	Costco Wholesale Corp.	945,562
9,900	CVS Health Corp.	881,001
5,700	The J.M. Smucker Co.	772,578
		4,561,519
Energy - 4.2%
3,500	Diamondback Energy, Inc. (a)	337,890
7,500	EOG Resources, Inc.	725,325
12,700	Exxon Mobil Corp.	1,108,456
9,400	Occidental Petroleum Corp.	685,448
5,500	Phillips 66	443,025
10,600	Schlumberger, Ltd.	833,584
		4,133,728
Financials - 7.3%
14,900	BankUnited, Inc.	449,980
1,600	BlackRock, Inc.	579,936
5,500	Chubb, Ltd.	691,075
7,500	CME Group, Inc.	783,900
2,300	FactSet Research Systems, Inc.	372,830
16,000	First American Financial Corp.	628,480
29,500	Home BancShares, Inc.	613,895
12,000	JPMorgan Chase & Co.	799,080
11,000	Northern Trust Corp.	747,890
5,650	Signature Bank (a)	669,243
20,500	U.S. Bancorp, Series A	879,245
		7,215,554
Health Care - 9.7%
3,810	Allergan PLC (a)	877,481
15,900	AMN Healthcare Services, Inc. (a)	506,733
2,000	Biogen, Inc. (a)	626,060
26,600	Boston Scientific Corp. (a)	633,080
6,100	Celgene Corp. (a)	637,633
8,700	Centene Corp. (a)	582,552
5,100	Cerner Corp. (a)	314,925
8,000	Edwards Lifesciences Corp. (a)	964,480
Shares	Security Description	Value
11,000	Eli Lilly & Co.	$882,860
6,200	Gilead Sciences, Inc.	490,544
4,500	Laboratory Corp. of America Holdings (a)	618,660
5,600	PAREXEL International Corp. (a)	388,920
3,400	Teleflex, Inc.	571,370
4,400	Thermo Fisher Scientific, Inc.	699,864
13,500	Zoetis, Inc.	702,135
		9,497,297
Industrials - 6.4%
2,300	Acuity Brands, Inc.	608,580
4,700	FedEx Corp.	820,996
13,650	Fortune Brands Home & Security, Inc.	793,065
33,000	General Electric Co.	977,460
15,200	HD Supply Holdings, Inc. (a)	486,096
21,700	KAR Auction Services, Inc.	936,572
2,200	Roper Technologies, Inc.	401,434
15,200	Southwest Airlines Co.	591,128
5,200	The Middleby Corp. (a)	642,824
		6,258,155
Information Technology - 14.8%
7,900	Adobe Systems, Inc. (a)	857,466
2,598	Alphabet, Inc. - Class C (a)	2,019,399
18,300	Apple, Inc.	2,068,815
4,600	Broadcom, Ltd.	793,592
8,700	Broadridge Financial Solutions, Inc.	589,773
18,400	CDW Corp.	841,432
29,000	Cisco Systems, Inc.	919,880
14,800	Facebook, Inc. - Class A (a)	1,898,396
12,500	Finisar Corp. (a)	372,500
6,100	Fiserv, Inc. (a)	606,767
4,000	FleetCor Technologies, Inc. (a)	694,920
2,100	Jack Henry & Associates, Inc.	179,655
8,800	MasterCard, Inc. - Class A	895,576
7,400	Microchip Technology, Inc.	459,836
16,900	Microsoft Corp.	973,440
7,200	Paychex, Inc.	416,664
		14,588,111
Materials - 1.1%
10,700	Berry Plastics Group, Inc. (a)	469,195
3,300	Martin Marietta Materials, Inc.	591,063
		1,060,258
Real Estate - 1.8%
10,400	American Tower Corp. REIT	1,178,632
7,500	DuPont Fabros Technology, Inc. REIT	309,375
6,000	Education Realty Trust, Inc. REIT	258,840
		1,746,847
Telecommunication Services - 0.9%
16,400	Verizon Communications, Inc.	852,472
Utilities - 1.4%
8,000	NextEra Energy, Inc.	978,560
6,100	Southwest Gas Corp.	426,146
		1,404,706
Total Common Stocks (Cost $49,379,319)	59,821,386

See accompanying Notes to Financial Statements.
18

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2016 (Unaudited)

BALANCED FUND
Principal Amount	Security Description	Value
Non-U.S. Government Agency Asset-Backed Securities - 6.2%
Asset Backed Securities - 2.1%
$365,000	BA Credit Card Trust, 1.36%, 09/15/20	$366,457
380,000	Cabela's Credit Card Master Note Trust, 2.71%, 02/17/26 (b)	391,827
300,000	Capital One Multi-Asset Execution Trust, 1.48%, 07/15/20	301,311
241,000	Citibank Credit Card Issuance Trust, 5.65%, 09/20/19	251,605
145,000	Eaton Vance CLO, Ltd., 2.13%, 07/15/26 (b)(c)	144,903
165,845	Ford Credit Auto Owner Trust, 1.27%, 12/15/17	165,842
220,000	Magnetite IX, Ltd., 2.13%, 07/25/26 (b)(c)	220,110
202,884	Preferred Term Securities XII, Ltd./Preferred Term Securities XII, Inc., 1.56%, 12/24/33 (b)(c)	173,466
		2,015,521
Non-Agency Commercial Mortgage Backed Securities - 2.6%
375,000	American Tower Trust I, 3.07%, 03/15/23 (b)	390,606
203,609	Bayview Commercial Asset Trust REMIC, 1.40%, 12/25/33 (b)(c)	188,842
359,923	Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.69%, 06/11/50 (c)	369,804
362,743	Citigroup Commercial Mortgage Trust REMIC, 5.81%, 06/14/50 (b)(c)	365,880
265,000	FREMF Mortgage Trust REMIC, 4.30%, 09/25/44 (b)(c)	275,654
310,000	FREMF Mortgage Trust REMIC, 2.72%, 03/25/45 (b)(c)	310,581
493,547	JP Morgan Chase Commercial Mortgage Securities Trust REMIC, 4.11%, 07/15/46 (b)	512,906
118,823	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 1.19%, 03/15/47	118,607
		2,532,880
Non-Agency Residential Mortgage Backed Securities - 1.5%
137,125	Citicorp Residential Mortgage Trust REMIC, 5.57%, 07/25/36 (d)	139,700
195,591	Citicorp Residential Mortgage Trust REMIC, 5.78%, 09/25/36 (d)	200,592
100,104	Citigroup Mortgage Loan Trust REMIC, 4.00%, 01/25/35 (b)(c)	103,936
140,931	Conseco Financial Corp., 7.30%, 09/15/26 (c)	143,357
375,000	GSAMP Trust REMIC, 1.03%, 05/25/36 (b)(c)	358,002
103,890	HSBC Home Equity Loan Trust USA, 2.03%, 11/20/36 (c)	103,985
Principal Amount	Security Description	Value
$143,142	Lehman ABS Manufactured Housing Contract Trust REMIC, 4.35%, 04/15/40	$145,816
134,623	New Residential Mortgage Loan Trust, 3.75%, 08/25/55 (b)(c)	140,262
148,298	Towd Point Mortgage Trust REMIC, 3.50%, 02/25/55 (b)(c)	152,622
		1,488,272
Total Non-U.S. Government Agency Asset-Backed Securities (Cost $6,046,631)		6,036,673
Corporate Bonds - 12.7%
Consumer Discretionary - 1.4%
330,000	CBS Corp., 4.00%, 01/15/26	350,210
100,000	Hanesbrands, Inc., 4.63%, 05/15/24 (b)	102,625
275,000	Newell Brands, Inc., 4.00%, 06/15/22	295,312
210,000	Newell Brands, Inc., 4.20%, 04/01/26	228,850
315,000	Whirlpool Corp., 4.70%, 06/01/22	354,685
		1,331,682
Consumer Staples - 0.9%
375,000	Church & Dwight Co., Inc., 2.88%, 10/01/22	385,867
61,000	ConAgra Foods, Inc., 7.00%, 04/15/19	68,194
410,000	PepsiCo., Inc., 2.85%, 02/24/26	429,929
		883,990
Energy - 0.6%
210,000	Anadarko Petroleum Corp., 3.45%, 07/15/24	207,253
155,000	ConocoPhillips Co., 2.88%, 11/15/21	159,258
205,000	EOG Resources, Inc., 4.15%, 01/15/26	224,035
		590,546
Financials - 4.8%
450,000	American Honda Finance Corp., 1.60%, 02/16/18 (b)	452,839
380,000	Bank of America Corp., MTN, 4.13%, 01/22/24	412,311
315,000	CBRE Services, Inc., 5.00%, 03/15/23	331,819
360,000	Citigroup, Inc., 2.55%, 04/08/19	367,214
350,000	CME Group, Inc., 3.00%, 09/15/22	371,747
140,000	CME Group, Inc., 3.00%, 03/15/25	147,008
400,000	JPMorgan Chase & Co., Series 1, 7.90% (callable at 100 beginning 04/30/18) (c)(e)	411,000
425,000	Metropolitan Life Global Funding I, 2.30%, 04/10/19 (b)	433,202
360,000	Morgan Stanley, GMTN, 3.75%, 02/25/23	382,522
290,000	Prudential Financial, Inc., MTN, Series D, 7.38%, 06/15/19	333,756
250,000	Regions Bank/Birmingham AL, 7.50%, 05/15/18	272,040
345,000	The Hartford Financial Services Group, Inc., 5.50%, 03/30/20	384,656

See accompanying Notes to Financial Statements.
19

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2016 (Unaudited)

BALANCED FUND
Principal Amount	Security Description	Value
$410,000	Wells Fargo & Co., Series K, 7.98% (callable at 100 beginning 03/15/18) (c)(e)	$428,491
		4,728,605
Health Care - 0.3%
285,000	Becton Dickinson and Co., 3.73%, 12/15/24	309,252
Industrials - 1.4%
365,000	Burlington Northern Santa Fe, LLC, 3.75%, 04/01/24	401,724
500,000	Harley-Davidson Funding Corp., 6.80%, 06/15/18 (b)	542,905
375,000	Textron, Inc., 3.65%, 03/01/21	396,013
		1,340,642
Information Technology - 1.1%
350,000	Oracle Corp., 3.40%, 07/08/24	374,035
405,000	QUALCOMM, Inc., 3.45%, 05/20/25	431,561
300,000	S&P Global, Inc., 5.90%, 11/15/17	313,105
		1,118,701
Materials - 0.8%
340,000	The Dow Chemical Co., 3.00%, 11/15/22	353,266
401,000	The Mosaic Co., 4.25%, 11/15/23	426,635
		779,901
Telecommunication Services - 1.0%
330,000	AT&T, Inc., 3.80%, 03/15/22	353,488
210,000	AT&T, Inc., 3.95%, 01/15/25	223,036
345,000	Verizon Communications, Inc., 5.15%, 09/15/23	401,534
		978,058
Utilities - 0.4%
400,000	Commonwealth Edison Co., 4.00%, 08/01/20	433,213
Total Corporate Bonds (Cost $12,043,052)		12,494,590
Government & Agency Obligations - 19.0%
GOVERNMENT SECURITIES - 18.4%
Municipals - 2.9%
350,000	California State University, California RB, 5.45%, 11/01/22	410,694
250,000	City of Aurora IL, Illinois GO, Series A, 4.25%, 12/30/17	258,775
250,000	City of Industry CA, California RB, 7.00%, 01/01/21	286,258
150,000	County of St. Charles MO, Series C, Missouri RB, 5.16%, 10/01/20	167,255
195,000	Kansas Development Finance Authority, Series N, Kansas RB, 5.20%, 11/01/19	215,652
300,000	Metro Wastewater Reclamation District, Colorado RB, Series B, 5.02%, 04/01/20	326,982
Principal Amount	Security Description	Value
$205,000	Northern Illinois Municipal Power Agency, Series C, Illinois RB, 5.69%, 01/01/17	$206,982
100,000	Regional Transportation District, Series A, Colorado RB, 2.21%, 11/01/21	103,369
200,000	Santa Monica Community College District, Series A1-B, California GO, 5.73%, 08/01/24	227,778
100,000	State of Florida Lottery Revenue, Florida RB, 5.19%, 07/01/19	110,770
190,000	The Board of Water Commissioners City & County of Denver CO, Series A, Colorado RB, 5.00%, 12/15/19	211,956
200,000	Town of Parker CO, Series A, Colorado Certificate of Participation, 5.30%, 11/01/18	216,166
100,000	Vista Community Development Commission, California Tax Allocation Bond, 7.61%, 09/01/21	121,069
		2,863,706
Treasury Inflation Index Securities – 0.7%
647,956	U.S. Treasury Inflation Indexed Note, 0.13%, 01/15/22 (f)	662,207
U.S. Treasury Securities – 14.8%
5,100,000	U.S. Treasury Note, 1.25%, 01/31/19	5,149,608
5,120,000	U.S. Treasury Note, 2.00%, 02/28/21	5,310,198
4,010,000	U.S. Treasury Note, 1.63%, 11/15/22	4,077,825
		14,537,631
Total Government Securities (Cost $17,392,853)		18,063,544
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 0.6%
Federal Home Loan Mortgage Corp. - 0.3%
284,664	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/40	302,637
Federal National Mortgage Association - 0.3%
132,348	Federal National Mortgage Association, 3.50%, 12/01/26	139,698
152,892	Federal National Mortgage Association REMIC, 2.50%, 09/25/39	158,276
		297,974
Total U.S. Government Mortage Backed-Securities (Cost $595,893)		600,611
Total Government & Agency Obligations (Cost $17,988,746)		18,664,155

See accompanying Notes to Financial Statements.
20

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2016 (Unaudited)

BALANCED FUND
Shares	Security Description	Value
Short-Term Investments - 1.1%
Investment Company - 1.1%
1,069,203	BlackRock Liquidity Funds T-Fund Portfolio, 0.22% (g)	$1,069,203
Total Short-Term Investments (Cost $1,069,203)	1,069,203
Total Investments - 99.9% (Cost $86,526,951)	98,086,007
Other assets in excess of liabilities – 0.1%	84,592
NET ASSETS – 100.0%	$98,170,599

(a)	Non-income producing security.
(b)
The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 to be liquid based on procedures approved by Tributary Funds' Board of Directors. As of September 30, 2016, the aggregate value of these liquid securities was $5,261,168 which represented 5.4% of net assets.

(c)	Variable rate security. Rate presented is as of September 30, 2016.
(d)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of September 30, 2016.
(e)	Perpetual maturity security.
(f)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(g)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2016.

ABS	Asset Backed Security
CLO	Collateralized Loan Obligation
GMTN	Global Medium Term Note
GO	General Obligation
LLC	Limited Liability Company
MTN	Medium Term Note
PLC	Public Limited Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMIC  Real Estate Investment Conduit

See accompanying Notes to Financial Statements.
21

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2016 (Unaudited)

GROWTH OPPORTUNITIES FUND
Shares	Security Description	Value
Common Stocks - 97.4%
Consumer Discretionary - 21.7%
3,400	AutoZone, Inc. (a)	$2,612,356
42,100	Big Lots, Inc.	2,010,275
11,300	Carter's, Inc.	979,823
35,340	Dick's Sporting Goods, Inc.	2,004,485
42,400	Discovery Communications, Inc. - Class C (a)	1,115,544
14,400	DR Horton, Inc.	434,880
62,200	Five Below, Inc. (a)	2,506,038
23,300	Foot Locker, Inc.	1,577,876
32,700	Grand Canyon Education, Inc. (a)	1,320,753
44,600	Hanesbrands, Inc.	1,126,150
52,300	La-Z-Boy, Inc.	1,284,488
22,900	Michael Kors Holdings, Ltd. (a)	1,071,491
50,000	Newell Brands, Inc.	2,633,000
9,900	O'Reilly Automotive, Inc. (a)	2,773,089
69,420	Restaurant Brands International, Inc.	3,094,743
16,700	Royal Caribbean Cruises, Ltd.	1,251,665
16,000	Skechers U.S.A., Inc. - Class A (a)	366,400
11,536	The Madison Square Garden Co. - Class A (a)	1,954,314
8,370	Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,991,893
		32,109,263
Consumer Staples - 9.0%
47,200	Church & Dwight Co., Inc.	2,261,824
9,020	Constellation Brands, Inc. - Class A	1,501,740
32,300	Post Holdings, Inc. (a)	2,492,591
20,500	Spectrum Brands Holdings, Inc.	2,822,645
75,900	Sprouts Farmers Market, Inc. (a)	1,567,335
16,300	The J.M. Smucker Co.	2,209,302
8,460	The WhiteWave Foods Co. (a)	460,478
		13,315,915
Energy - 0.9%
5,900	Concho Resources, Inc. (a)	810,365
6,500	EQT Corp.	472,030
		1,282,395
Financials - 5.8%
57,460	CBRE Group, Inc. - Class A (a)	1,607,731
2,000	Credit Acceptance Corp. (a)	402,140
9,100	FactSet Research Systems, Inc.	1,475,110
78,900	Home BancShares, Inc.	1,641,909
23,200	Northern Trust Corp.	1,577,368
6,200	Signature Bank (a)	734,390
18,100	T. Rowe Price Group, Inc.	1,203,650
		8,642,298
Health Care - 18.0%
110,200	Allscripts Healthcare Solutions, Inc. (a)	1,451,334
23,000	Bio-Techne Corp.	2,518,500
87,700	Boston Scientific Corp. (a)	2,087,260
28,200	Centene Corp. (a)	1,888,272
15,100	Cerner Corp. (a)	932,425
Shares	Security Description	Value
14,500	Edwards Lifesciences Corp. (a)	$1,748,120
60,400	Insulet Corp. (a)	2,472,776
23,170	Mallinckrodt PLC (a)	1,616,803
33,900	PerkinElmer, Inc.	1,902,129
50,700	Seattle Genetics, Inc. (a)	2,738,307
15,200	Teleflex, Inc.	2,554,360
10,900	The Cooper Cos., Inc.	1,953,934
52,100	Zoetis, Inc.	2,709,721
		26,573,941
Industrials - 12.3%
13,794	Dover Corp.	1,015,790
26,300	Fortune Brands Home & Security, Inc.	1,528,030
4,800	Genesee & Wyoming, Inc. - Class A (a)	330,960
42,300	HD Supply Holdings, Inc. (a)	1,352,754
44,300	KAR Auction Services, Inc.	1,911,988
91,160	MasTec, Inc. (a)	2,711,098
24,000	Old Dominion Freight Line, Inc. (a)	1,646,640
14,700	Orbital ATK, Inc.	1,120,581
65,200	Quanta Services, Inc. (a)	1,824,948
4,100	Roper Technologies, Inc.	748,127
35,100	Southwest Airlines Co.	1,365,039
15,000	The Middleby Corp. (a)	1,854,300
4,600	United Rentals, Inc. (a)	361,054
11,400	XPO Logistics, Inc. (a)	418,038
		18,189,347
Information Technology - 20.6%
15,900	Akamai Technologies, Inc. (a)	842,541
95,800	ARRIS International PLC (a)	2,714,014
26,800	Broadridge Financial Solutions, Inc.	1,816,772
26,200	Cavium, Inc. (a)	1,524,840
52,600	CDW Corp.	2,405,398
37,250	Citrix Systems, Inc. (a)	3,174,445
139,500	First Data Corp. - Class A (a)	1,835,820
19,300	Fiserv, Inc. (a)	1,919,771
12,200	FleetCor Technologies, Inc. (a)	2,119,506
32,700	IAC/InterActiveCorp.	2,042,769
88,700	Infinera Corp. (a)	800,961
17,500	Jack Henry & Associates, Inc.	1,497,125
57,000	Knowles Corp. (a)	800,850
24,400	Lam Research Corp.	2,310,924
31,200	Microchip Technology, Inc.	1,938,768
46,800	Paychex, Inc.	2,708,316
		30,452,820
Materials - 3.9%
38,000	FMC Corp.	1,836,920
142,500	Graphic Packaging Holding Co.	1,993,575
10,400	Martin Marietta Materials, Inc.	1,862,744
		5,693,239
Real Estate - 4.3%
106,960	American Homes 4 Rent - Class A REIT	2,314,614
53,600	DuPont Fabros Technology, Inc. REIT	2,211,000
86,300	Physicians Realty Trust REIT	1,858,902
		6,384,516

See accompanying Notes to Financial Statements.
22

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2016 (Unaudited)

GROWTH OPPORTUNITIES FUND
Shares	Security Description	Value
Utilities - 0.9%
19,400	Southwest Gas Corp.	$1,355,284
Total Common Stocks (Cost $110,360,382)		143,999,018
Short-Term Investments - 2.7%
Investment Company - 2.7%
3,951,171	BlackRock Liquidity Funds T-Fund Portfolio, 0.22% (b)	3,951,171
Total Short-Term Investments (Cost $3,951,171)	3,951,171
Total Investments - 100.1% (Cost $114,311,553)	147,950,189
Other liabilities in excess of other assets – (0.1)%	(100,665)
NET ASSETS – 100.0%	$147,849,524

PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2016.

See accompanying Notes to Financial Statements.
23

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2016 (Unaudited)

SMALL COMPANY FUND
Shares	Security Description	Value
Common Stocks - 96.7%
Consumer Discretionary - 12.5%
268,400	Bojangles', Inc. (a)	$4,283,664
442,200	Callaway Golf Co.	5,133,942
106,100	Dave & Buster's Entertainment, Inc. (a)	4,156,998
115,600	Dorman Products, Inc. (a)	7,386,840
318,800	Interval Leisure Group, Inc.	5,473,796
110,300	iRobot Corp. (a)	4,850,994
114,600	Nexstar Broadcasting Group, Inc. - Class A	6,613,566
142,100	Ollie's Bargain Outlet Holdings, Inc. (a)	3,724,441
348,300	Potbelly Corp. (a)	4,329,369
		45,953,610
Consumer Staples - 3.7%
368,600	Amplify Snack Brands, Inc. (a)	5,971,320
117,200	Inter Parfums, Inc.	3,782,044
28,500	Lancaster Colony Corp.	3,764,565
		13,517,929
Energy - 4.1%
323,700	Callon Petroleum Co. (a)	5,082,090
211,100	Matador Resources Co. (a)	5,138,174
73,000	PDC Energy, Inc. (a)	4,895,380
		15,115,644
Financials - 17.3%
238,600	Cardinal Financial Corp.	6,225,074
43,200	Cullen/Frost Bankers, Inc.	3,107,808
199,000	MB Financial, Inc.	7,569,960
557,100	Old National Bancorp	7,832,826
145,300	Opus Bank	5,139,261
225,200	Selective Insurance Group, Inc.	8,976,472
217,600	Southside Bancshares, Inc.	7,002,368
164,300	Stifel Financial Corp. (a)	6,317,335
109,000	UMB Financial Corp.	6,480,050
137,200	United Bankshares, Inc.	5,168,324
		63,819,478
Health Care - 11.8%
179,700	AMN Healthcare Services, Inc. (a)	5,727,039
75,300	Analogic Corp.	6,671,580
119,500	Diplomat Pharmacy, Inc. (a)	3,347,195
139,800	Genomic Health, Inc. (a)	4,043,016
96,900	Integra LifeSciences Holdings Corp. (a)	7,999,095
100,800	Masimo Corp. (a)	5,996,592
87,400	Team Health Holdings, Inc. (a)	2,845,744
51,400	VCA, Inc. (a)	3,596,972
44,800	West Pharmaceutical Services, Inc.	3,337,600
		43,564,833
Industrials - 16.3%
159,400	Barnes Group, Inc.	6,463,670
124,100	CLARCOR, Inc.	8,066,500
146,700	Forward Air Corp.	6,346,242
Shares	Security Description	Value
155,500	Franklin Electric Co., Inc.	$6,330,405
151,200	Granite Construction, Inc.	7,520,688
261,500	Kforce, Inc.	5,358,135
112,000	Multi-Color Corp.	7,392,000
371,900	Navigant Consulting, Inc. (a)	7,519,818
141,700	Tetra Tech, Inc.	5,026,099
		60,023,557
Information Technology - 18.4%
95,600	Anixter International, Inc. (a)	6,166,200
60,200	CACI International, Inc. - Class A (a)	6,074,180
227,200	CalAmp Corp. (a)	3,169,440
50,400	Coherent, Inc. (a)	5,571,216
88,100	ExlService Holdings, Inc. (a)	4,390,904
58,900	Littelfuse, Inc.	7,586,909
137,200	Methode Electronics, Inc.	4,797,884
163,000	Microsemi Corp. (a)	6,842,740
113,900	MTS Systems Corp.	5,242,817
117,800	National Instruments Corp.	3,345,520
148,000	PTC, Inc. (a)	6,557,880
88,100	Silicon Motion Technology Corp., ADR	4,562,699
90,000	Syntel, Inc. (a)	3,771,900
		68,080,289
Materials - 6.1%
205,200	A Schulman, Inc.	5,975,424
79,500	Balchem Corp.	6,163,635
95,900	Carpenter Technology Corp.	3,956,834
83,500	Sensient Technologies Corp.	6,329,300
		22,425,193
Real Estate - 4.6%
233,100	Easterly Government Properties, Inc. REIT	4,447,548
123,700	Education Realty Trust, Inc. REIT	5,336,418
141,700	LTC Properties, Inc. REIT	7,366,983
		17,150,949
Utilities - 1.9%
90,300	IDACORP, Inc.	7,068,684
Total Common Stocks (Cost $278,649,289)		356,720,166
Short-Term Investments - 4.3%
Investment Company - 4.3%
15,844,560	BlackRock Liquidity Funds T-Fund Portfolio, 0.22% (b)	15,844,560
Total Short-Term Investments (Cost $15,844,560)	15,844,560
Total Investments - 101.0% (Cost $294,493,849)	372,564,726
Other liabilities in excess of other assets – (1.0)%	(3,664,713)
NET ASSETS – 100.0%	$368,900,013

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2016.

See accompanying Notes to Financial Statements.
24

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2016 (Unaudited)

	SHORT-INTERMEDIATE BOND FUND	INCOME FUND
Assets:
Investments, at cost	$133,057,841	$222,463,411
Unrealized appreciation of investments	707,713	6,066,437
Total investments, at value	133,765,554	228,529,848
Receivable for capital shares issued	248,132	929,210
Receivable for investments sold	-	-
Interest and dividends receivable	543,790	1,224,997
Prepaid expenses	10,762	9,910
Total Assets	134,568,238	230,693,965

Liabilities:
Distributions payable	190,344	383,333
Payable for investments purchased	-	858,483
Payable for capital shares redeemed	93,289	85,411
Accrued expenses and other payables:
Investment advisory fees	29,045	72,974
Administration fees payable to non-related parties	8,805	14,408
Administration fees payable to related parties	7,724	12,887
Shareholder service fees - Institutional Class	5,475	2,612
Other fees	22,717	28,101
Total liabilities	357,399	1,458,209
Net assets	$134,210,839	$229,235,756
Composition of Net Assets:
Capital	$135,195,576	$223,560,365
Accumulated (excess of distributions over) net investment income	(334,287)	(217,364)
Accumulated net realized gain (loss) from investments	(1,358,163)	(173,682)
Net unrealized appreciation on investments	707,713	6,066,437
Net Assets	$134,210,839	$229,235,756
Institutional Class:
Net assets	$14,301,331	$6,393,543
Shares of beneficial interest	1,519,641	605,640
Net asset value, offering and redemption price per share	$9.41	$10.56
Institutional Plus Class:
Net assets	$119,909,508	$222,842,213
Shares of beneficial interest	12,702,225	21,110,846
Net asset value, offering and redemption price per share	$9.44	$10.56

See accompanying Notes to Financial Statements.
25

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2016 (Unaudited)

NEBRASKA TAX-FREE FUND	BALANCED FUND	GROWTH OPPORTUNITIES FUND	SMALL COMPANY FUND

$68,521,881	$86,526,951	$114,311,553	$294,493,849
1,332,331	11,559,056	33,638,636	78,070,877
69,854,212	98,086,007	147,950,189	372,564,726
52,668	103,939	27,184	1,622,607
-	209,316	-	-
720,585	294,533	67,212	148,000
2,035	14,986	11,993	9,908
70,629,500	98,708,781	148,056,578	374,345,241

166,329	-	-	-
395,000	211,293	-	4,883,264
-	219,859	63,076	241,331

9,196	55,673	85,563	228,563
3,766	6,700	9,849	22,289
3,952	5,698	8,562	20,460
-	15,492	22,370	26,622
15,148	23,467	17,634	22,699
593,391	538,182	207,054	5,445,228
$70,036,109	$98,170,599	$147,849,524	$368,900,013

$69,087,422	$80,973,656	$106,050,593	$284,110,196
(220,096)	10,650	(178,054)	208,652
(163,548)	5,627,237	8,338,349	6,510,288
1,332,331	11,559,056	33,638,636	78,070,877
$70,036,109	$98,170,599	$147,849,524	$368,900,013

$-	$64,394,906	$42,588,205	$126,340,466
-	3,768,451	2,673,362	4,946,714
$-	$17.09	$15.93	$25.54

$70,036,109	$33,775,693	$105,261,319	$242,559,547
6,995,902	1,989,062	6,517,840	9,473,306
$10.01	$16.98	$16.15	$25.60

See accompanying Notes to Financial Statements.
26

STATEMENTS OF OPERATIONS
For the Six Months Ended September 30, 2016 (Unaudited)

	SHORT-INTERMEDIATE BOND FUND	INCOME FUND
Investment Income:
Interest	$1,591,465	$3,290,820
Dividend	12,258	69,759
Foreign tax witholding	-	-
Total Income	1,603,723	3,360,579
Expenses:
Investment advisory fees	327,819	626,129
Administration fees	82,789	131,762
Shareholder service fees - Institutional Class	14,535	6,126
Custodian fees	6,405	10,134
Operating expenses	-	-
Chief compliance officer fees	6,791	10,865
Director fees	2,813	4,476
Registration and filing fees	11,758	12,539
Transfer agent fees	30,523	34,150
Pricing Fees	-	-
Other fees	44,924	59,006
Total expenses before waivers	528,357	895,187
Expenses waived and reimbursed by Adviser	(159,895)	(221,434)
Total Expenses	368,462	673,753
Net Investment Income (Loss)	1,235,261	2,686,826
Realized and Unrealized Gain (Loss) On Investments:
Net realized gain (loss) on investment transactions	51,533	286,814
Change in unrealized appreciation (depreciation) on investments	553,062	2,821,608
Net realized and unrealized gain (loss) on investments	604,595	3,108,422
Net increase in net assets from operations	$1,839,856	$5,795,248

See accompanying Notes to Financial Statements.
27

STATEMENTS OF OPERATIONS
For the Six Months Ended September 30, 2016 (Unaudited)

NEBRASKA TAX-FREE FUND	BALANCED FUND	GROWTH OPPORTUNITIES FUND	SMALL COMPANY FUND

$1,009,807	$539,171	$-	$-
4,186	431,636	603,093	1,709,254
-	-	(3,387)	-
1,013,993	970,807	599,706	1,709,254

127,598	384,950	560,421	1,334,458
40,609	64,831	94,359	198,240
-	67,698	46,242	87,970
3,190	9,858	7,282	15,358
-	-	-	-
3,222	5,235	7,663	16,368
1,467	2,208	3,208	6,627
670	9,731	9,375	12,893
10,049	32,388	34,689	51,936
14,515	-	-	-
20,894	34,663	28,955	42,583
222,214	611,562	792,194	1,766,433
(78,664)	(35,729)	(43,554)	(124,201)
143,550	575,833	748,640	1,642,232
870,443	394,974	(148,934)	67,022

(10,485)	4,032,107	6,032,224	5,543,363
(106,560)	(1,670,943)	5,066,175	25,853,843
(117,045)	2,361,164	11,098,399	31,397,206
$753,398	$2,756,138	$10,949,465	$31,464,228

See accompanying Notes to Financial Statements.
28

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

SHORT-INTERMEDIATE BOND FUND	INCOME FUND	NEBRASKA TAX-FREE FUND
For the Six Months Ended September 30, 2016	For the Year Ended March 31, 2016	For the Six Months Ended September 30, 2016	For the Year Ended March 31, 2016	For the Six Months Ended September 30, 2016	January 1, 2016* Through March 31, 2016
Operations:
Net investment income (loss)	$1,235,261	$1,917,851	$2,686,826	$4,009,437	$870,443	$401,441
Net realized gain (loss) on investment transactions	51,533	99,565	286,814	63,467	(10,485)	(152,491)
Net change in unrealized appreciation (depreciation) on investments	553,062	(570,544)	2,821,608	(538,360)	(106,560)	456,440
Net increase (decrease) in net assets from operations	1,839,856	1,446,872	5,795,248	3,534,544	753,398	705,390
Distributions to Shareholders:
From net investment income
Institutional Class	(125,124)	(286,555)	(86,925)	(350,580)	-	-
Institutional Plus Class	(1,292,040)	(1,892,402)	(2,893,625)	(4,267,580)	(1,026,069)	(466,483)
From net realized gains on investments
Institutional Class	-	(11,772)	-	(4,936)	-	-
Institutional Plus Class	-	(99,052)	-	(121,294)	-	-
Change in net assets from distributions to shareholders	(1,417,164)	(2,289,781)	(2,980,550)	(4,744,390)	(1,026,069)	(466,483)
Capital Transactions:
Proceeds from shares issued
Institutional Class	3,344,846	5,134,909	615,840	7,841,907	-	-
Institutional Plus Class	18,491,651	47,979,860	43,990,923	91,949,778	13,985,001	57,795,180
Proceeds from dividends reinvested
Institutional Class	74,549	196,937	82,387	315,772	-	-
Institutional Plus Class	281,589	385,256	761,132	1,049,992	48,264	1,625
Cost of shares redeemed
4	Institutional Class	(1,359,246)	(15,978,700)	(1,204,023)	(20,686,461)	-	-
5	Institutional Plus Class	(11,555,182)	(27,152,535)	(12,124,587)	(25,079,952)	(753,742)	(1,006,455)
Change in net assets from capital transactions	9,278,207	10,565,727	32,121,672	55,391,036	13,279,523	56,790,350
Change in net assets	9,700,899	9,722,818	34,936,370	54,181,190	13,006,852	57,029,257
Net Assets:
Beginning of period	124,509,940	114,787,122	194,299,386	140,118,196	57,029,257	-
End of period	$134,210,839	$124,509,940	$229,235,756	$194,299,386	$70,036,109	$57,029,257
Accumulated (excess of distributions over) net investment income (loss)	$(334,287)	$(152,384)	$(217,364)	$76,360	$(220,096)	$(64,470)
Share Transactions Institutional Class:
Shares issued	355,549	545,967	58,670	757,834	-	-
Shares reinvested	7,928	20,949	7,831	30,541	-	-
Shares redeemed	(144,696)	(1,698,950)	(114,903)	(2,007,699)	-	-
Change in shares	218,781	(1,132,034)	(48,402)	(1,219,324)	-	-
Share Transactions Institutional Plus Class:
Shares issued	1,961,707	5,095,938	4,183,627	8,892,333	1,389,603	5,776,423
Shares reinvested	29,860	40,955	72,342	101,717	4,798	162
Shares redeemed	(1,225,580)	(2,879,134)	(1,154,851)	(2,430,088)	(74,855)	(100,229)
Change in shares	765,987	2,257,759	3,101,118	6,563,962	1,319,546	5,676,356
* Commencement of Operations.

See accompanying Notes to Financial Statements.
29

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

BALANCED FUND		GROWTH OPPORTUNITIES FUND		SMALL COMPANY FUND
For the Six Months Ended September 30, 2016	For the Year Ended March 31, 2016	For the Six Months Ended September 30, 2016	For the Year Ended March 31, 2016	For the Six Months Ended September 30, 2016	For the Year Ended March 31, 2016

$394,974	$410,874	$(148,934)	$(274,607)	$67,022	$694,187
4,032,107	2,908,302	6,032,224	11,410,112	5,543,363	7,034,705
(1,670,943)	(6,856,646)	5,066,175	(28,588,703)	25,853,843	(8,024,631)
2,756,138	(3,537,470)	10,949,465	(17,453,198)	31,464,228	(295,739)

(232,522)	(239,199)	-	-	-	(67,293)
(159,581)	(197,197)	-	-	-	(1,031,768)

-	(1,640,833)	-	(5,855,217)	-	(1,160,025)
-	(773,100)	-	(15,533,094)	-	(6,458,336)
(392,103)	(2,850,329)	-	(21,388,311)	-	(8,717,422)

2,752,064	27,567,997	1,922,952	12,021,998	76,706,510	28,070,064
1,903,262	5,821,878	6,203,279	27,132,124	19,684,786	42,476,909

198,302	1,585,443	-	5,574,556	-	1,050,991
142,957	872,511	-	6,955,862	-	3,604,744

(11,223,610)	(24,242,253)	(5,699,367)	(19,018,481)	(10,869,781)	(27,600,255)
(4,648,782)	(4,750,283)	(12,323,955)	(21,919,196)	(20,592,614)	(34,669,199)
(10,875,807)	6,855,293	(9,897,091)	10,746,863	64,928,901	12,933,254
(8,511,772)	467,494	1,052,374	(28,094,646)	96,393,129	3,920,093

106,682,371	106,214,877	146,797,150	174,891,796	272,506,884	268,586,791
$98,170,599	$106,682,371	$147,849,524	$146,797,150	$368,900,013	$272,506,884
$10,650	$7,779	$(178,054)	$(29,120)	$208,652	$141,630

163,036	1,588,504	122,910	690,020	3,165,110	1,239,171
11,654	95,185	-	381,036	-	46,649
(661,777)	(1,426,151)	(369,218)	(1,089,841)	(442,510)	(1,193,568)
(487,087)	257,538	(246,308)	(18,785)	2,722,600	92,252

112,949	344,198	397,880	1,589,463	801,269	1,883,286
8,454	52,660	-	469,991	-	159,856
(275,794)	(280,122)	(780,388)	(1,361,162)	(852,114)	(1,526,934)
(154,391)	116,736	(382,508)	698,292	(50,845)	516,208

See accompanying Notes to Financial Statements.
30

FINANCIAL HIGHLIGHTS (Unaudited)
For a Share Outstanding

		Investment Activities			Distributions to Shareholders from:						Ratios/Supplemental Data
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investments		Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (000's)	Expense to Average Net Assets(c)	Net Investment Income (Loss) to Average Net Assets(c)	Expense to Average Net Assets(*)(c)	Portfolio Turnover(b)
SHORT-INTERMEDIATE BOND FUND
Institutional Class
09/30/16	$9.38	$0.09	$0.03	$0.12	$(0.09)	$—		$9.41	1.30%	$14,301	0.77%	1.90%	1.30%	15%
03/31/16	9.45	0.14	(0.04)	0.10	(0.16)	(0.01)		9.38	1.11	12,202	0.76	1.50	1.11	40
03/31/15	9.48	0.12	0.00	0.12	(0.14)	(0.01)		9.45	1.33	23,000	0.79	1.24	1.04	51
03/31/14	9.60	0.15	(0.12)	0.03	(0.15)	(0.00	)(d)	9.48	0.40	13,123	0.79	1.62	1.01	48
03/31/13	9.48	0.23	0.13	0.36	(0.23)	(0.01)		9.60	3.85	48,543	0.83	2.36	1.05	50
03/31/12	9.51	0.25	0.01	0.26	(0.27)	(0.02)		9.48	2.80	49,848	0.84	2.66	1.06	42
Institutional Plus Class
09/30/16	9.41	0.09	0.04	0.13	(0.10)	—		9.44	1.42	119,910	0.54	1.88	0.75	15
03/31/16	9.48	0.16	(0.04)	0.12	(0.18)	(0.01)		9.41	1.32	112,308	0.54	1.73	0.77	40
03/31/15	9.51	0.14	0.01	0.15	(0.17)	(0.01)		9.48	1.57	91,787	0.55	1.48	0.80	51
03/31/14	9.61	0.17	(0.10)	0.07	(0.17)	(0.00	)(d)	9.51	0.77	94,149	0.58	1.79	0.80	48
03/31/13	9.49	0.25	0.14	0.39	(0.26)	(0.01)		9.61	4.11	30,342	0.58	2.59	0.80	50
03/31/12(e)	9.40	0.13	0.12	0.25	(0.14)	(0.02)		9.49	2.62	15,936	0.61	2.98	0.83	42

INCOME FUND
Institutional Class
09/30/16	$10.41	$0.11	$0.18	$0.29	$(0.14)	$—		$10.56	2.80%	$6,394	0.82%	2.05%	1.65%	13%
03/31/16	10.51	0.24	(0.05)	0.19	(0.28)	(0.01)		10.41	1.77	6,809	0.81	2.29	1.19	24
03/31/15	10.25	0.24	0.29	0.53	(0.26)	(0.01)		10.51	5.18	19,693	0.85	2.30	1.11	52
03/31/14	10.47	0.28	(0.21)	0.07	(0.29)	—		10.25	0.72	10,784	0.81	2.71	1.08	55
03/31/13	10.23	0.31	0.24	0.55	(0.31)	—		10.47	5.46	54,724	0.88	3.01	1.15	42
03/31/12	9.91	0.36	0.32	0.68	(0.36)	—		10.23	6.93	54,401	0.91	3.56	1.18	38
Institutional Plus Class
09/30/16	10.41	0.14	0.16	0.30	(0.15)	—		10.56	2.90	222,842	0.64	2.58	0.83	13
03/31/16	10.52	0.25	(0.07)	0.18	(0.28)	(0.01)		10.41	1.81	187,490	0.64	2.41	0.85	24
03/31/15	10.26	0.26	0.29	0.55	(0.28)	(0.01)		10.52	5.40	120,425	0.63	2.52	0.89	52
03/31/14	10.48	0.30	(0.22)	0.08	(0.30)	—		10.26	0.79	92,810	0.64	2.91	0.91	55
03/31/13	10.24	0.34	0.24	0.58	(0.34)	—		10.48	5.70	25,266	0.63	3.24	0.90	42
03/31/12(e)	10.14	0.15	0.10	0.25	(0.15)	—		10.24	2.47	11,933	0.66	3.45	0.93	38

NEBRASKA TAX-FREE FUND
Institutional Plus Class
09/30/16	$10.05	$0.14	$(0.02)	$0.12	$(0.16)	$—		$10.01	1.21%	$70,036	0.45%	2.72%	0.69%	3%
03/31/16(e)	10.00	0.07	0.07	0.14	(0.09)	—		10.05	1.35	57,029	0.45	2.96	0.85	5

BALANCED FUND
Institutional Class
09/30/16	$16.71	$0.06	$0.38	$0.44	$(0.06)	$—		$17.09	2.63%	$64,395	1.19%	0.68%	1.27%	11%
03/31/16	17.66	0.05	(0.57)	(0.52)	(0.06)	(0.37)		16.71	(2.93)	71,090	1.19	0.31	1.26	42
03/31/15	17.61	0.01	1.58	1.59	(0.01)	(1.53)		17.66	9.40	70,615	1.17	0.06	1.26	69
03/31/14	16.30	0.09	2.56	2.65	(0.10)	(1.24)		17.61	16.46	69,070	1.16	0.53	1.29	91
03/31/13	15.39	0.15	0.90	1.05	(0.14)	—		16.30	6.89	55,358	1.22	0.98	1.35	27
03/31/12	14.27	0.13	1.12	1.25	(0.13)	—		15.39	8.82	52,199	1.25	0.93	1.38	25
Institutional Plus Class
09/30/16	16.61	0.08	0.37	0.45	(0.08)	—		16.98	2.71	33,776	0.99	0.95	1.03	11
03/31/16	17.57	0.09	(0.59)	(0.50)	(0.09)	(0.37)		16.61	(2.78)	35,592	0.99	0.51	1.01	42
03/31/15	17.52	0.05	1.57	1.62	(0.04)	(1.53)		17.57	9.67	35,600	0.97	0.30	1.06	69
03/31/14	16.23	0.12	2.54	2.66	(0.13)	(1.24)		17.52	16.65	20,446	0.95	0.72	1.08	91
03/31/13	15.36	0.19	0.90	1.09	(0.22)	—		16.23	7.17	12,569	0.97	1.24	1.10	27
03/31/12(e)	13.90	0.07	1.47	1.54	(0.08)	—		15.36	11.13	12,773	1.02	1.06	1.15	25

See accompanying Notes to Financial Statements.
31

FINANCIAL HIGHLIGHTS (Unaudited)
For a Share Outstanding

		Investment Activities			Distributions to Shareholders from:					Ratios/Supplemental Data
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investments	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (000's)	Expense to Average Net Assets(c)	Net Investment Income (Loss) to Average Net Assets(c)	Expense to Average Net Assets(*)(c)	Portfolio Turnover(b)

GROWTH OPPORTUNITIES FUND
Institutional Class
09/30/16	$14.82	$(0.03)	$1.14	$1.11	$—	$—	$15.93	7.49%	$42,588	1.15%	(0.35)%	1.26%	20%
03/31/16	19.02	(0.06)	(1.83)	(1.89)	—	(2.31)	14.82	(9.78)	43,260	1.16	(0.34)	1.27	57
03/31/15	19.16	(0.09)	2.41	2.32	—	(2.46)	19.02	12.93	55,888	1.14	(0.47)	1.23	50
03/31/14	16.63	(0.05)	4.10	4.05	—	(1.52)	19.16	24.36	59,249	1.08	(0.28)	1.20	56
03/31/13	15.52	(0.05)	1.53	1.48	—	(0.37)	16.63	9.79	86,600	1.15	(0.33)	1.27	55
03/31/12	15.19	(0.08)	0.41	0.33	—	—	15.52	2.17	80,961	1.16	(0.55)	1.28	72
Institutional Plus Class
09/30/16	15.00	(0.01)	1.16	1.15	—	—	16.15	7.67	105,261	0.94	(0.14)	0.98	20
03/31/16	19.19	(0.02)	(1.86)	(1.88)	—	(2.31)	15.00	(9.63)	103,537	0.94	(0.10)	0.99	57
03/31/15	19.27	(0.05)	2.43	2.38	—	(2.46)	19.19	13.18	119,004	0.92	(0.25)	1.01	50
03/31/14	16.68	(0.02)	4.13	4.11	—	(1.52)	19.27	24.65	117,219	0.89	(0.08)	1.01	56
03/31/13	15.53	(0.01)	1.53	1.52	—	(0.37)	16.68	10.05	47,119	0.90	(0.07)	1.02	55
03/31/12(e)	13.31	(0.01)	2.23	2.22	—	—	15.53	16.68	42,774	0.93	(0.13)	1.05	72

SMALL COMPANY FUND
Institutional Class
09/30/16	$23.17	$0.02	$2.35	$2.37	$—	$—	$25.54	10.23%	$126,340	1.19%	0.15%	1.31%	16%
03/31/16	24.06	0.02	(0.20)	(0.18)	(0.04)	(0.67)	23.17	(0.65)	51,527	1.18	0.10	1.34	32
03/31/15	24.39	0.02	1.65	1.67	(0.01)	(1.99)	24.06	6.97	51,296	1.20	0.09	1.31	29
03/31/14	19.98	0.03	4.81	4.84	(0.11)	(0.32)	24.39	24.26	42,855	1.19	0.13	1.32	21
03/31/13	19.11	0.18	1.63	1.81	(0.09)	(0.85)	19.98	10.11	78,688	1.22	0.97	1.35	19
03/31/12	19.37	0.09	0.59	0.68	(0.07)	(0.87)	19.11	4.25	60,370	1.22	0.47	1.35	30
Institutional Plus Class
09/30/16	23.20	0.00 (d)	2.40	2.40	—	—	25.60	10.34	242,560	0.99	0.00	1.05	16
03/31/16	24.12	0.07	(0.21)	(0.14)	(0.11)	(0.67)	23.20	(0.48)	220,980	0.99	0.30	1.07	32
03/31/15	24.43	0.08	1.64	1.72	(0.04)	(1.99)	24.12	7.17	217,291	0.98	0.34	1.09	29
03/31/14	20.04	0.09	4.81	4.90	(0.19)	(0.32)	24.43	24.53	163,481	0.96	0.39	1.09	21
03/31/13	19.16	0.23	1.64	1.87	(0.14)	(0.85)	20.04	10.43	90,628	0.97	1.23	1.10	19
03/31/12	19.38	0.13	0.60	0.73	(0.08)	(0.87)	19.16	4.51	84,974	0.96	0.74	1.10	30

*		Ratios excluding contractual and voluntary waivers.
(a)		Per share data calculated using average share method
(b)		Not annualized for a period less than one year.
(c)		Annualized for a period less than one year.
(d)		Amount represents less than $0.005.
(e)
Commencement of operations of Institutional Plus Class shares was as follows: Short-Intermediate Bond Fund, Balanced Fund and Growth Opportunities Fund – October 14, 2011; Income Fund – October 28, 2011; Nebraska Tax-Free Fund – January 1, 2016.

See accompanying Notes to Financial Statements.
32

1. Organization
Tributary Funds, Inc. (the "Company") was organized in October 1994 as a Nebraska corporation and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series.  The Company consists of six series, Short-Intermediate Bond Fund, Income Fund, Nebraska Tax-Free Fund, Balanced Fund, Growth Opportunities Fund and Small Company Fund (collectively, the "Funds" and individually, a "Fund").  Short-Intermediate Bond Fund, Income Fund, Balanced Fund, Growth Opportunities Fund and Small Company Fund are all diversified series. Nebraska Tax-Free Fund is a non-diversified series. Each series represents a distinct portfolio with its own investment objectives and policies. Refer to the prospectus for each Fund's investment objective.
All Funds offer Institutional Plus Class shares without a sales charge and Short-Intermediate Bond Fund, Income Fund, Balanced Fund, Growth Opportunities Fund and Small Company Fund also offer Institutional Class shares. The two classes differ principally in applicable minimum investment and shareholder servicing fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes.  Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.

On January 1, 2016, the Nebraska Tax-Free Fund commenced operations through a reorganization of the Nebraska Tax-Free Common Trust Fund ("CTF").  The CTF was previously managed by First National Bank of Omaha. It was determined to be beneficial to both the shareholders of the CTF and the Company to reorganize the CTF into a newly created series of the Company.  This CTF was organized and commenced operations on December 31, 2007.  The CTF had an investment objective and strategies that were, in all material respects, identical to those of the Nebraska Tax-Free Fund.  The net assets and unrealized gain received by the Nebraska Tax-Free Fund from this tax-free reorganization were as follows:
Date of Contribution	Net Assets Institutional Plus Class	Shares Issued Institutional Plus Class	Original Cost of Investments	Unrealized Gain on Investments	Exchange Ratio
January 1, 2016	$51,935,874	5,193,587	$50,327,997	$982,451	1.0014019

In addition to the securities transferred in, as noted above, $625,426 of cash and other receivables were also transferred in as part of the reorganization.

2. Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies". The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation
The net asset value ("NAV") per share of each Fund is determined each business day as of the close of the New York Stock Exchange ("NYSE"), which is normally 4 p.m. Eastern Time. In valuing a Fund's assets for calculating the NAV, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over the counter securities, are valued at the official closing price on the primary exchange or market on which they traded or, if there is no such reported price on the valuation date, at the most recent quoted sale price or bid price. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE. Short-term debt investments (maturing within 60 days) may be valued on an amortized cost basis, unless such value does not approximate fair value. Debt securities (other than short-term investments) are valued at prices furnished by pricing services and generally reflect last reported sales price if the security is actively traded or an evaluated bid price obtained by employing methodologies that utilize actual market transactions; broker supplied valuations; or factors such as yield, maturity, call features, credit ratings, or developments relating to specific securities in arriving at the valuation. Prices provided by pricing services are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day's furnished price.

33

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Unaudited)

Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Company's Fair Value Committee ("Fair Value Committee") pursuant to procedures established by the Company's Board of Directors ("Board"). Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted, or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings, or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Fair Value Committee's own assumptions in determining fair value. Factors used in determining fair value include, but are not limited to: type of security or asset, trading activity of similar markets or securities, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.

Under the Company's pricing and valuation procedures, the Board has delegated the daily operational oversight of the securities valuation function to the Fair Value Committee, which consists of representatives from the Funds' Adviser, Sub-Adviser, and the Treasurer, who serves on the committee as a non-voting member. The Fair Value Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures considering all relevant information that is reasonably available. The Fair Valuation Committee's determinations are subject to review by the Funds' Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Funds use a framework for measuring fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (exit price). One component of fair value is a three-tier fair value hierarchy. The basis of the tiers is dependent upon various "inputs" used to determine the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

Level 1 – includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a securities exchange or investments in mutual funds.

Level 2 – includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include broker quotes in active markets, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets, or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, securities subject to corporate actions, or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 – includes valuations based on inputs that are unobservable and significant to the fair value measurement, including the Fair Value Committee's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, issuer news, trading characteristics, or industry specific inputs such as: trading activity of similar markets or securities, changes in the security's underlying index, or comparable securities' models. Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are not available.

To assess the continuing appropriateness of security valuations, the co-administrator regularly compares current day prices with prior day prices, transaction prices, and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the co-administrator challenges the prices exceeding tolerance levels with the pricing service or broker. To substantiate Level 3 unobservable inputs, the adviser and co-administrator use a variety of techniques as appropriate, including, transaction backtesting or disposition analysis and review of related market activity.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value each Fund's investments as of September 30, 2016, by category:

34

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Unaudited)

	LEVEL 1 – Quoted Prices	LEVEL 2 – Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Short-Intermediate Bond Fund
Non-U.S. Government Agency Asset-Backed Securities	$-	$54,267,775	$-	$54,267,775
Corporate Bonds	-	44,122,836	-	44,122,836
Government & Agency Obligations	-	32,940,705	-	32,940,705
Preferred Stocks	477,549	-	-	477,549
Short-Term Investments	1,956,689	-	-	1,956,689
Total	$2,434,238	$131,331,316	$-	$133,765,554
Income Fund
Non-U.S. Government Agency Asset-Backed Securities	$-	$60,528,748	$-	$60,528,748
Corporate Bonds	-	62,410,460	-	62,410,460
Government & Agency Obligations	-	98,121,502	-	98,121,502
Preferred Stocks	503,597	-	-	503,597
Exchange Traded Fund	649,825	-	-	649,825
Investment Company	1,348,076	-	-	1,348,076
Short-Term Investments	4,967,640	-	-	4,967,640
Total	$7,469,138	$221,060,710	$-	$228,529,848

Nebraska Tax-Free Fund
Government & Agency Obligations	$-	$66,537,496	$-	$66,537,496
Short-Term Investments	3,316,716	-	-	3,316,716
Total	$3,316,716	$66,537,496	$-	$69,854,212
Balanced Fund
Common Stocks	$59,821,386	$-	$-	$59,821,386
Non-U.S. Government Agency Asset-Backed Securities	-	6,036,673	-	6,036,673
Corporate Bonds	-	12,494,590	-	12,494,590
Government & Agency Obligations	-	18,664,155	-	18,664,155
Short-Term Investments	1,069,203	-	-	1,069,203
Total	$60,890,589	$37,195,418	$-	$98,086,007
Growth Opportunities Fund
Common Stocks	$143,999,018		$-	$143,999,018
Short-Term Investments	3,951,171	-	-	3,951,171
Total	$147,950,189	$-	$-	$147,950,189
Small Company Fund
Common Stocks	$356,720,166	$-	$-	$356,720,166
Short-Term Investments	15,844,560	-	-	15,844,560
Total	$372,564,726	$-	$-	$372,564,726

The Funds recognize transfers between levels as of the beginning of the year.  There were no transfers into or out of Level 1, 2 or 3 during the period ended September 30, 2016.

Guarantees and Indemnifications
In the normal course of business, the Company may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund's maximum exposure under these arrangements is unknown. However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Under the Company's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, certain of the Company's contracts with service providers contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

35

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Unaudited)

Security Transactions, Investment Income and Foreign Taxes
Securities transactions are accounted for no later than one business day following trade date. For financial reporting purposes, however, on the last business day of the reporting period, security transactions are accounted for on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. net withholding taxes. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim the benefits of such treaties. Gains or losses realized on the sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocation of Expenses
Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another appropriate basis.  Expenses directly attributable to a class are charged directly to that class, while expenses attributable to both classes are allocated to each class based upon the ratio of net assets for each class as a percentage of total net assets.
Distributions to Shareholders
Dividends from net investment income are declared daily and paid monthly for the Short-Intermediate Bond, Income, and Nebraska Tax-Free Funds.  The Balanced Fund declares and pays dividends from net investment income, if any, quarterly.  The Growth Opportunities Fund and Small Company Fund declare and pay dividends from net investment income, if any, annually.  Distributions of net realized capital gains, if any, are declared and distributed at least annually for all the Funds only to the extent they exceed available capital loss carryovers.  The amount and timing of distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

3. Related Party Transactions and Fees and Agreements
Tributary Capital Management, LLC ("Tributary" or "Adviser"), a subsidiary of First National Bank of Omaha ("FNBO"), which is a subsidiary of First National Bank of Nebraska, Inc., serves as the investment adviser to the Funds. Each Fund pays a monthly fee at an annual rate of the following percentages of each Fund's average daily net assets: 0.50% for the Short-Intermediate Bond Fund, 0.60% for the Income Fund, 0.40% for the Nebraska Tax-Free Fund, 0.75% for each of the Balanced Fund and Growth Opportunities Fund, and 0.85% for the Small Company Fund. First National Fund Advisers ("FNFA" or "Sub-Adviser"), a division of FNBO, serves as the investment sub-adviser for the Short-Intermediate Bond Fund, Income Fund, Nebraska Tax-Free Fund, Balanced Fund and Growth Opportunities Fund. Sub-advisory fees paid to FNFA are paid by Tributary.

Tributary has contractually agreed to waive advisory fees and reduce the administration fee payable to the Adviser and/or reimburse other expenses of each Fund to the extent necessary to limit the total operating expenses of each Fund, exclusive of shareholder servicing fees (Institutional Class only), brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate of the percentage of each Fund's average daily net assets as follows.

Expense Caps
Short-Intermediate Bond Fund	0.54%
Income Fund	0.64
Nebraska Tax-Free Fund	0.45
Balanced Fund	0.99
Growth Opportunities Fund	0.94
Small Company Fund	0.99

36

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Unaudited)

The amounts waived for each Fund are recorded as expenses waived in each Fund's Statement of Operations. Other Fund service providers have also contractually agreed to waive a portion of their fees.  For the period ended September 30, 2016, fees waived were as follows:

	Investment Adviser Fees Waived	Other Waivers	Total Fees Waived
Short-Intermediate Bond Fund	$ 156,915	$ 2,980	$ 159,895
Income Fund	216,692	4,742	221,434
Nebraska Tax-Free Fund	75,633	3,031	78,664
Balanced Fund	33,367	2,362	35,729
Growth Opportunities Fund	40,118	3,436	43,554
Small Company Fund	117,163	7,038	124,201

Tributary may recover fees waived or expenses reimbursed after August 1, 2014, for a period up to three years from the end of the fiscal year in which fees were waived or a reimbursement took place. At September 30, 2016, the amount of potentially recoverable expenses are as follows:

	Period Ended	Recoverable Amount	Expiration date to Recover Fees Waived and/or Expenses Reimbursed
Short-Intermediate Bond Fund	March 31, 2015	$196,209	March 31, 2018
	March 31, 2016	272,725	March 31, 2019
	September 30, 2016	156,915	March 31, 2020
Income Fund	March 31, 2015	$208,811	March 31, 2018
	March 31, 2016	350,610	March 31, 2019
	September 30, 2016	216,692	March 31, 2020
Nebraska Tax-Free Fund	March 31, 2016	$51,958	March 31, 2019
	September 30, 2016	75,633	March 31, 2020
Balanced Fund	March 31, 2015	$49,264	March 31, 2018
	March 31, 2016	51,492	March 31, 2019
	September 30, 2016	33,367	March 31, 2020
Growth Opportunities Fund	March 31, 2015	$77,261	March 31, 2018
	March 31, 2016	90,141	March 31, 2019
	September 30, 2016	40,118	March 31, 2020
Small Company Fund	March 31, 2015	$156,283	March 31, 2018
	March 31, 2016	211,065	March 31, 2019
	September 30, 2016	117,163	March 31, 2020

MUFG Union Bank, N.A. serves as the custodian for each of the Funds. DST Systems, Inc. serves as transfer agent for the Funds, whose functions include disbursing dividends and other distributions. Tributary and Atlantic Fund Services, LLC ("Co- Administrators") serve as co-administrators of the Funds. Certain officers of the Funds are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Funds. As compensation for its administrative services, each co-administrator is entitled to a fee, calculated daily and paid monthly based on each Fund's average daily net assets. Tributary receives 0.07% of each Fund's average daily net assets. Foreside Fund Officer Services, LLC provides the Funds' Anti-Money Laundering Compliance Officer and Chief Compliance Officer services.

The Company has adopted an Administrative Services Plan, which allows the Funds' Institutional Class shares to charge a shareholder services fee, pursuant to which each Fund is authorized to pay compensation at an annual rate of up to 0.25% of the average daily net assets to banks and other financial institutions, that may include the advisers, their correspondent and affiliated banks, including FNBO (each a "Service Organization"). Under the Administrative Services Plan, the Funds may enter into a Servicing Agreement with a Service Organization whereby such Service Organization agrees to provide certain record keeping and/or administrative support services for their customers or account holders who are the beneficial or record owner of the shares of a Fund. One of the Servicing Agreements the Funds maintain is with FNBO. For the period ended September 30, 2016, the Funds paid FNBO as follows: Short-Intermediate Bond Fund – $1,264; Income Fund – $1,551; Balanced Fund – $575; Growth Opportunities Fund – $46; Small Company Fund – $3,100. The amounts accrued for shareholder service fees are included under Shareholder service fees – Institutional Class within the Statements of Operations.

37

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Unaudited)

4. Investment Transactions
The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. Government securities and short-term investments (maturing less than one year from acquisition), for the period ended September 30, 2016, were as follows:

	Purchases	Sales
Short-Intermediate Bond Fund	$28,405,491	$13,872,967
Income Fund	27,771,728	14,011,762
Nebraska Tax-Free Fund	13,973,192	1,575,000
Balanced Fund	9,452,112	16,425,648
Growth Opportunities Fund	29,508,621	40,106,456
Small Company Fund	106,942,753	47,872,182

The aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities for the period ended September 30, 2016, were as follows:

	Purchases	Sales
Short-Intermediate Bond Fund	$5,619,365	$5,533,874
Income Fund	35,200,330	11,748,757
Balanced Fund	1,293,016	3,080,821

5. Capital Share Transactions
The Company is authorized to issue a total of 1,000,000,000 shares of common stock, 999,999,990 of which may be issued in series with a par value of $0.00001 per share.  The Board is empowered to allocate such shares among different series of the Company's shares without shareholder approval.
6. Federal Income Taxes
The following information is presented on an income tax basis. It is each Fund's policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders sufficient to relieve it from all, or substantially all, federal income and excise taxes. Therefore, no provision is made for federal income or excise taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country's tax rules and rates.

Differences between amounts reported for financial statements and federal income tax purposes are primarily due to timing and character difference in recognizing gains and losses on investment transactions.

To the extent the differences between the amounts recognized for financial statements and federal income tax purposes are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: reclassifications related to Treasury Inflation-Protected Securities, market discount, premium and/or paydown securities, REIT securities, net operating losses, expired capital loss carryforwards and distribution adjustments. These reclassifications have no impact on net assets.

As of September 30, 2016, the cost of investments and the components of net unrealized appreciation/(depreciation) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Short-Intermediate Bond Fund	$133,057,841	$1,509,841	$(802,128)	$707,713
Income Fund	222,463,411	7,645,747	(1,579,310)	6,066,437
Nebraska Tax-Free Fund	68,521,881	1,562,108	(229,777)	1,332,331
Balanced Fund	86,526,951	12,946,717	(1,387,661)	11,559,056
Growth Opportunities Fund	114,311,553	34,837,183	(1,198,547)	33,638,636
Small Company Fund	294,493,849	81,430,078	(3,359,201)	78,070,877

38

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Unaudited)

At March 31, 2016, the Funds' last fiscal year end, the components of distributable taxable earnings for U.S. federal income tax purposes were as follows:

	Undistributed Net Investment Income*	Undistributed Tax Exempt Income	Undistributed Net Long Term Capital Gains	Other Temporary Differences	Unrealized Gain (Loss)**	Capital Loss Carry Forward***
Short-Intermediate Bond Fund	$262,960	$-	$-	$(167,298)	$(158,605)	$(1,344,486)
Income Fund	781,051	-	-	(319,802)	2,760,847	(361,403)
Nebraska Tax-Free Fund	275	159,880	-	(160,458)	1,374,724	(153,063)
Balanced Fund	7,779	-	1,629,849	-	13,195,280	-
Growth Opportunities Fund	-	-	2,373,928	-	28,504,658	(29,120)
Small Company Fund	149,242	-	1,163,397	-	52,012,950	-

*Undistributed net investment income includes any undistributed net short-term capital gains, if any.
**Unrealized gains (loss) are adjusted for open wash sale loss deferrals, market discount/premium amortization and return of capital paid by REIT securities.
***Capital loss carry forward includes deferred post October loss and late year losses.

The tax character of dividends and distributions paid during the Funds' fiscal year or period ended March 31, 2016, were as follows:

	Net Ordinary Income*		Tax Exempt Income		Net Long Term Capital Gains**		Total Distributions Paid ***
	2016	2015	2016	2015	2016	2015	2016	2015
Short-Intermediate Bond Fund	$2,260,844	$2,014,344	$-	$-	$-	$-	$2,260,844	$2,014,344
Income Fund	4,660,519	3,303,111	-	-	-	-	4,660,519	3,303,111
Nebraska Tax-Free Fund	528	-	305,497	-	-	-	306,025	-
Balanced Fund	436,396	103,863	-	-	2,413,933	8,631,905	2,850,329	8,735,768
Growth Opportunities Fund	-	1,913,084	-	-	21,388,311	18,237,016	21,388,311	20,150,100
Small Company Fund	2,031,949	2,657,990	-	-	6,685,473	20,113,762	8,717,422	22,771,752

*Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.
**The Funds designated as long-term dividend, pursuant to the Internal Revenue code section 852(b)(3), the amount necessary to reduce earnings and profits of the Funds related to net capital gains to zero for the fiscal year or period ended March 31, 2016.
***Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

At March 31, 2016, the following Funds had net capital loss carryforwards available for U.S. federal income tax purposes to offset future net realized capital gains. Details of the capital loss carryforwards are listed in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration date:

	Expiring Capital Loss Carryforwards		No Expiration
	Year(s) of Expiration	Amount	Short Term	Long Term	Total
Short-Intermediate Bond Fund	2017	$577,072	$183,979	$583,435	$1,344,486
Income Fund	-	-	163,149	198,254	361,403
Nebraska Tax-Free Fund	-	-	-	153,063	153,063

Under current tax law, certain capital losses realized after October 31, and certain ordinary losses realized after December 31 but before the end of the fiscal year ("Post-October losses" and "Late Year Losses", respectively) may be deferred and treated as occurring on the first business day of the following fiscal year. For the year ended March 31, 2016, the Funds deferred losses to April 1, 2016 as follows:

Late Year Ordinary Losses
Growth Opportunities Fund	$29,120

The Funds comply with FASB ASC Topic 740, "Income Taxes." FASB ASC Topic 740 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing each Fund's tax return to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Funds with tax positions not deemed to meet the "more-likely-than-not" threshold would be required to

39

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Unaudited)

record a tax expense in the current year. FASB ASC Topic 740 requires that management evaluate the tax position taken in returns for the tax years ended March 31, 2013 through March 31, 2016, which remain subject to examination by all major tax jurisdictions, including federal and the State of Nebraska. Management completed an evaluation of the Funds' tax positions and based on that evaluation, determined that no tax liability resulted from unrecognized tax benefits related to uncertain tax positions and therefore no provision for federal income tax was required in the Funds' financial statements for the period ended September 30, 2016.

7. Subsequent Events
Management has evaluated subsequent events for the Funds through the date the financial statements are issued, and has concluded there were no events that require adjustments to the financial statements or disclosure in the notes.

40

ADDITIONAL FUND INFORMATION
September 30, 2016 (Unaudited)

Table of Shareholder Expenses
As a shareholder of the Funds, you incur ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2016, through September 30, 2016.
Actual Expenses – The first line under each Fund of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line under each Fund of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning	Ending	Expenses	Expense	Beginning	Ending	Expenses	Expense
	Account	Account	Paid	Ratio	Account	Account	Paid	Ratio
	Value	Value	During	During	Value	Value	During	During
	4/1/16	9/30/16	Period*	Period**	4/1/16	9/30/16	Period*	Period**
Short-Intermediate Bond Fund
Institutional Class	$1,000.00	$1,013.04	$3.89	0.77%	$1,000.00	$1,021.21	$3.90	0.77%
Institutional Plus Class	1,000.00	1,014.19	2.73	0.54	1,000.00	1,022.36	2.74	0.54
Income Fund
Institutional Class	$1,000.00	$1,028.02	$4.22	0.83%	$1,000.00	$1,020.91	$4.20	0.83%
Institutional Plus Class	1,000.00	1,028.99	3.26	0.64	1,000.00	1,021.86	3.24	0.64
Nebraska Tax-Free Fund
Institutional Plus Class	$1,000.00	$1,012.14	$2.27	0.45%	$1,000.00	$1,022.81	$2.28	0.45%
Balanced Fund
Institutional Class	$1,000.00	$1,026.31	$6.04	1.19%	$1,000.00	$1,019.10	$6.02	1.19%
Institutional Plus Class	1,000.00	1,027.14	5.03	0.99	1,000.00	1,020.10	5.01	0.99
Growth Opportunities Fund
Institutional Class	$1,000.00	$1,074.89	$5.98	1.15%	$1,000.00	$1,019.30	$5.82	1.15%
Institutional Plus Class	1,000.00	1,076.67	4.89	0.94	1,000.00	1,020.36	4.76	0.94
Small Company Fund
Institutional Class	$1,000.00	$1,102.28	$6.32	1.20%	$1,000.00	$1,019.05	$6.07	1.20%
Institutional Plus Class	1,000.00	1,103.44	5.22	0.99	1,000.00	1,020.10	5.01	0.99

*
Expenses are equal to each Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 to reflect the half-year period.

Proxy Voting Policy
Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-662-4203. The information also is included in the Company's Statement of Additional Information, which is available on the Funds' website at www.tributaryfunds.com and on the Securities and Exchange Commission's (the "SEC") website at www.sec.gov.

41

ADDITIONAL FUND INFORMATION
September 30, 2016 (Unaudited)

Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available without charge, upon request, by writing to the Company at P.O. Box 219022, Kansas City, Missouri, 64141-6002, by calling 1-800-662-4203 and on the SEC's website at www.sec.gov.

Quarterly Holdings
The Company files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

42

INVESTMENT ADVISORY AGREEMENT APPROVAL
September 30, 2016 (Unaudited)

Review and Approval of the Funds' Advisory and Sub-Advisory Agreements
On May 24, 2016, the Board of Directors (the "Board") of Tributary Funds, Inc. (the "Funds"), including all of the Directors who are not parties to any of the investment advisory or sub-advisory agreements for the Company or "interested persons," as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), of any party to such agreements (the "Independent Directors") voted to continue (i) the Investment Advisory Agreement dated May 3, 2010 ("Tributary Agreement"), between the Funds and Tributary Capital Management, LLC ("Tributary"), the investment adviser to the Funds, and (ii) the Investment Sub-Advisory Agreement dated November 17, 2011 ("FNFA Agreement"), between Tributary and First National Fund Advisers ("FNFA") with respect to the Tributary Balanced Fund, Tributary Growth Opportunities Fund, Tributary Income Fund, Tributary Short-Intermediate Bond Fund and the Tributary Nebraska Tax-Free Fund (collectively, the "FNFA Funds").

Tributary Capital Management, LLC
In its deliberations, the Board did not identify any single piece of information that was controlling or determinative for its decision respecting the investment advisory agreement with Tributary. However, the following are the Board's conclusions respecting the material factors the Board considered when approving the continuance of the investment advisory agreement with Tributary.

Nature, Extent, and Quality of Services to be Provided.
The Board received and considered a variety of information pertaining to the nature, extent, and quality of services to be provided to the Funds by Tributary under the Tributary Agreement.  The Board reviewed biographical information for each portfolio manager to be employed by Tributary who would be providing services under the Tributary Agreement and noted the breadth and depth of experience presented. The Board carefully evaluated the nature, extent, and quality of Tributary's advisory services. The Board also evaluated Tributary's organizational structure and resources. The Board requested and evaluated Tributary's organizational documents, and its current Form ADV.  Based on Tributary's balance sheet and income statement for the twelve-months ended December 15, 2015, the Board concluded that Tributary would be sufficiently capitalized to satisfy its obligations to the Funds. The Board also noted the historic financial stability of First National Bank of Omaha and its parent company as it relates to the operation of Tributary.  After reviewing the foregoing information and further information in Tributary's responses (e.g., Tributary's overall business and clients, descriptions of Tributary's trading and brokerage practices and its compliance programs), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services to be provided by Tributary were satisfactory and adequate for the Funds.

Investment Performance.
The Board recognized that the investment objective and principal investment strategies of the Funds are expected to continue substantially unchanged under the extended Tributary Agreement.  It was noted that the portfolio management team at Tributary managing the Small Company Fund would continue to manage the Small Company Fund.  The Board reviewed the Morningstar and Lipper "peer groups" as an appropriate benchmark for evaluating the performance to be achieved by Tributary for the Funds.  The Board noted that each of the Fund's performance, for both the Institutional Class and the Institutional Plus Class, outperformed some comparable funds and underperformed others within the Lipper peer group. The Board noted that the Small Company Fund (Institutional Class and Institutional Plus Class) outperformed its Lipper peer group average and Morningstar peer group average for the one-year, three-year and five-year periods ended March 31, 2016. Additionally, the Board noted that the performance data for the Balanced Fund, Growth Opportunities Fund, Income Fund, Short-Intermediate Bond Fund and Nebraska Tax-Free Fund which Tributary advises will be next discussed during the review of FNFA, the sub-adviser to those Funds.

After reviewing and discussing the performance of the Funds further, Tributary's portfolio managers' experience managing the Funds, and Tributary's historical investment performance, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Funds and Tributary was satisfactory.

Cost of Services Provided and Profitability.
The Board reviewed Tributary's current advisory fee in relation to the nature, extent, and quality of services to be provided by Tributary.  The Board noted that the Funds' advisory fees and expense ratios (Institutional Class) were within the range of advisory fees and expense ratios of funds in their respective Lipper peer group. The Board noted that the advisory fees charged by Tributary to each of the Funds would remain the same. The Board considered that the Small Company Fund's advisory fee and total expense ratio are lower than the respective Lipper peer group averages. The Expense Cap Agreement, as currently in place, was reviewed and it is noted will be continued;
43

INVESTMENT ADVISORY AGREEMENT APPROVAL
 September 30, 2016 (Unaudited)

this Agreement allows for overall expenses for Small Company Fund shareholders to remain competitive.  Based on the foregoing, the Board concluded that the fees to be paid to Tributary, the costs of the services to be provided, and the profits that may be realized by Tributary, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Tributary and that they reflected charges within a range of what could have been negotiated at arm's length.

Economies of Scale.
The Board did not consider break-points in advisory fees as appropriate at this time, noting that economies of scale could be achieved through break-points at higher Fund asset levels. Currently, fee waivers are in place with both Tributary and FNFA in order to maintain expenses at competitive levels.

Employment Arrangements.
The Board considered Tributary's personnel, as well as its plans for attracting and retaining high quality investment professionals.  The Board reviewed each of these individual's biographies.  The Board also considered Tributary's method for determining the compensation of each of the portfolio managers proposed to continue to manage the Funds.  It was noted that Tributary offers a competitive compensation package that includes a base salary, incentive bonus payments, and voluntary contributions to 401(k) plans.  Finally, it was noted that Tributary provides a workplace environment that is conducive to attracting and retaining high quality investment professionals.  The Board found this method to be consistent with methodologies used in the industry.

Legal Considerations.
The Board noted that it was not aware of any pending or anticipated legal proceedings or investigations involving Tributary.

Other Considerations.
The Board also identified and considered benefits that could be anticipated to accrue to Tributary because of its relationship with the Funds, including increased assets under management, resulting in Tributary's ability to recruit high quality staff, obtain more favorable commission rates and greater access to general research, as well as enhanced marketing.

Based on the Board's deliberations and its evaluation of the information described above, the Board unanimously, including all of its Independent Directors concluded (a) that the terms of the Tributary Agreement are fair and reasonable; and (b) that Tributary fees under the Tributary Agreement are reasonable in light of the services that Tributary will provide to the Funds.

First National Fund Advisers

In its deliberations, the Board did not identify any single piece of information that was controlling or determinative for its decision respecting the investment sub-advisory agreement with FNFA. However, the following are the Board's conclusions respecting the material factors the Board considered when approving the continuance of the investment sub-advisory agreement with FNFA.

Nature, Extent, and Quality of Services to be Provided.
The Board received and considered a variety of information pertaining to the nature, extent, and quality of services to be provided to the the FNFA Funds under the FNFA Agreement.  The Board reviewed biographical information for each portfolio manager to be employed by FNFA who would be providing services under the FNFA Agreement and noted the breadth and depth of experience presented (including that of the personnel servicing the FNFA Funds). The Board carefully evaluated the nature, extent and quality of FNFA's advisory services, including its services as sub-adviser to Tributary on behalf of the FNFA Funds. The Board also evaluated FNFA's organizational structure and resources, which the Board noted were consistent with those of Tributary.  The Board requested and evaluated FNFA's organizational documents, and its current Form ADV.  Based on a profit and loss statement for First National Bank's Wealth Management Group (of which FNFA is a department of) as of December 31, 2015, the Board concluded that FNFA would be sufficiently capitalized to satisfy its obligations to the FNFA Funds. The Board also noted the historical financial stability of First National Bank of Omaha and its parent company as it relates to the operations of FNFA. After reviewing the foregoing information and further information in FNFA's responses (e.g., descriptions of FNFA's overall business and clients, its trading and brokerage practices, and its compliance programs), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services to be provided by FNFA were satisfactory and adequate for the FNFA Funds.

44

INVESTMENT ADVISORY AGREEMENT APPROVAL
September 30, 2016 (Unaudited)

Investment Performance.
The Board recognized that the investment objective and principal investment strategies of the FNFA Funds are expected to continue substantially unchanged under the extended FNFA Agreement.  It was noted that the portfolio management teams at FNFA managing the FNFA Funds would continue to manage the FNFA Funds. The Board reviewed the Morningstar and Lipper "peer groups" as an appropriate benchmark for evaluating the performance to be achieved by FNFA for the FNFA Funds.  The Board noted that each of the FNFA Fund's performance, for both the Institutional Class and the Institutional Plus Class, outperformed some comparable funds and underperformed others within the Lipper peer group. The Board considered that the Balanced Fund (Institutional Class) outperformed its Lipper and Morningstar peer group averages for the three-year and five-year periods ended March 31, 2016 and that the Balanced Fund (Institutional Plus Class) outperformed its Lipper and Morningstar peer group averages for the one-year, three-year and five-year periods ended March 31, 2016. The Board also noted that the Balanced Fund (Institutional Class) outperformed its Lipper peer group average but underperformed its Morningstar peer group average, for the one-year period ended March 31, 2016. The Board next considered that the Growth Opportunities Fund (Institutional Class) underperformed its Lipper and Morningstar peer group averages for the one-year, three-year and five-year periods ended March 31, 2016. The Board also noted that the Growth Opportunities Fund (Institutional Plus Class) underperformed its Lipper peer group average and Morningstar peer group average for the one-year and five-year periods ended March 31, 2016, but outperformed its Lipper peer group average and Morningstar peer group average for the three-year period ended March 31, 2016.  The Board next considered that the Income Fund (Institutional Class and Institutional Plus Class) outperformed its Lipper peer group average and Morningstar peer group average for the one-year and three-year periods ended March 31, 2016, and outperformed its Morningstar peer group average for the five-year period ended March 31, 2016, but underperformed its Lipper peer group average for the five-year period ended March 31, 2016. The Board next considered that the Short-Intermediate Bond Fund (Institutional Class) outperformed its Lipper peer group average for the one-year and five-year periods ended March 31, 2016, but underperformed its Lipper peer group average for the three-year period ended March 31, 2016.  The Board also noted that the Short-Intermediate Bond Fund (Institutional Plus Class) outperformed its Lipper peer group average and Morningstar peer group average for the one-year, three-year and five-year periods ended March 31, 2016. The Board next considered that the Nebraska Tax-Free Fund outperformed its Morningstar peer group average for the one-year and three-year periods ended March 31, 2016, but underperformed its Morningstar peer group for the five-year period ended March 31, 2016. After reviewing and discussing the performance of the FNFA Funds further, FNFA's portfolio managers' experience managing the FNFA Funds, FNFA's historical investment performance, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the FNFA Funds and FNFA was satisfactory.

Cost of Services Provided and Profitability.
The Board reviewed the rate of FNFA's sub-advisory fee in relation to the nature, extent, and quality of services to be provided by FNFA.  The Board noted the FNFA Fund's advisory fees and expense ratios (Institutional Class) were within the range of advisory fees and expense ratios of funds in their respective Lipper peer group.  The Board noted that the fees charged by FNFA would remain the same and that Tributary – not the FNFA Funds – would pay the proposed sub-advisory fees to FNFA.  The Board considered that the Balanced Fund's advisory fee and total expense ratio is higher than the respective Lipper peer group averages. The Board considered that the Growth Opportunities Fund's advisory fee and total expense ratio is lower than the Lipper peer group average.  The Board considered that the Income Fund's advisory fee is lower than its Lipper peer group average, but that its total expense ratio is higher than its Lipper peer group average; however, when excluding the Fund's shareholder service fee and any shareholder service fee or distribution fee charged by funds in the Lipper peer group, the Fund's total expense ratio is lower than the Lipper peer group average. The Board considered that the Short-Intermediate Bond Fund's advisory fee is lower than the Lipper peer group average, but that the total expense ratio is slightly higher than its Lipper peer group average; however, when excluding the Fund's shareholder service fee and any shareholder service fee or distribution fee charged by funds in the Lipper peer group, the Fund's total expense ratio is lower than the Lipper peer group average. The Board considered that the Nebraska Tax-Free Fund's advisory fee and total expense ratio are lower than the respective Lipper peer group averages.  The Expense Cap Agreement, as currently in place, was reviewed and it is noted will be continued; this Agreement allows for overall expenses for Fund shareholders to remain competitive. Based on the foregoing, the Board concluded that the fees to be paid to Tributary and FNFA, the costs of the services to be provided, and the profits that may be realized by Tributary and FNFA, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Tributary and FNFA and that they reflected charges within a range of what could have been negotiated at arm's length.

Economies of Scale.
The Board did not consider break-points in sub-advisory fees as appropriate at this time, noting that economies of scale could be achieved through break-points at higher Fund asset levels. Currently, fee waivers are in place with both Tributary and FNFA in order to maintain expenses at competitive levels.

45

INVESTMENT ADVISORY AGREEMENT APPROVAL
 September 30, 2016 (Unaudited)

Employment Arrangements.
The Board considered FNFA's personnel as well as its plans for attracting and retaining high quality investment professionals.  The Board reviewed each of these individuals' biographies.  The Board also considered FNFA's method for determining the compensation of each of the portfolio managers proposed to continue to manage the FNFA Funds.  It was noted that FNFA offers a competitive compensation package that includes a base salary, incentive bonus payments, and firm contributions to 401(k) plans.  The Board found this method to be consistent with methodologies used by Tributary.

Legal Considerations.
The Board noted that it was not aware of any pending or anticipated legal proceedings or investigations involving FNFA.  The Board noted that an affiliate of FNFA, First National Capital Markets ("FNCM") was subject to an enforcement action by the U.S. Securities and Exchange Commission in June 2015 relating to the offer and sale of municipal securities on the basis of materially misleading disclosures. FNCM was subject to a civil monetary penalty and a cease and desist order. The Board noted that FNCM provided no services to the FNFA Funds.

Other Considerations.
The Board also identified and considered benefits that could be anticipated to accrue to FNFA because of its relationship with the FNFA Funds, including increased assets under management, FNFA's ability to recruit high quality staff, and enhanced ability to obtain research and more favorable execution of portfolio transactions.

Based on the Board's deliberations and its evaluation of the information described above, the Board unanimously, including all of its Independent Directors, concluded (a) that the terms of the FNFA Agreement are fair and reasonable; and (b) that FNFA's fees under the FNFA Agreement are reasonable in light of the services that FNFA provided to the FNFA Funds.

46

TRIBUTARY FUNDS

Investment Adviser
Tributary Capital Management, LLC
1620 Dodge Street, Stop 1089
Omaha, Nebraska 68197

Investment Sub-Adviser
(Short-Intermediate Bond Fund, Income Fund, Nebraska Tax-Free Fund, Balanced Fund and Growth Opportunities Fund only)
First National Fund Advisers
215 West Oak Street, 4th Floor
Fort Collins, Colorado 80521

Custodian
MUFG Union Bank, N.A.
350 California Street
San Francisco, California 94104

Co-Administrators
Atlantic Fund Services, LLC
Three Canal Plaza
Portland, Maine 04101

Tributary Capital Management, LLC
1620 Dodge Street, Stop 1089
Omaha, Nebraska 68197

Distributor
Northern Lights Distributors, LLC
17605 Wright Street
Omaha, Nebraska 68130

Legal Counsel
Husch Blackwell LLP
13330 California Street, Suite 200
Omaha, Nebraska 68154

Compliance Services
Foreside Fund Officer Services, LLC
325 John H. McConnell Blvd, Suite 150
Columbus, Ohio 43215

This report has been prepared for the general information of Tributary Funds' shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Tributary Funds' prospectus. The prospectus contains more complete information about Tributary Funds' investment objectives, management fees and expenses, risks and operating policies. Please read the prospectus carefully before investing or sending money.

For more information
call 1-800-662-4203

or write to:
Tributary Funds Service Center
P.O. Box 219022
Kansas City, Missouri 64121-9022

or go to:
www.tributaryfunds.com

or email:
ClientServices@tributarycapital.com

TF-SAR-0916

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)	Included as part of the report to shareholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors since the registrant last disclosed such procedures.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibits filed herewith).

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Tributary Funds, Inc.

By	/s/ Karen Shaw
Karen Shaw, Treasurer
Date	November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Wade
Stephen C. Wade, President
Date	November 18, 2016

By	/s/ Karen Shaw
Karen Shaw, Treasurer
Date	November 18, 2016